UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22496
American Funds Global Balanced Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class A
| GBLAX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
American Funds
®
Global Balanced Fund
Class C
| GBLCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class T
| TFGBX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 28	0.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-1
| GBLEX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.85% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
American Funds
®
Global Balanced Fund
Class F-2
| GBLFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-3
| GFBLX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-A
| CBFAX
for the six
months
ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 43	0.84% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement
disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-C
| CBFCX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 81	1.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-E
| CBFEX
for the
six
months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-T
| TFBGX
for the six months ended
April
30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-1
| CBFFX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change
in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-2
| FFGGX
for the six
months
ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-3
| FFBGX
for the six months
ended
April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial
statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-1
| RGBLX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 79	1.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-2
| RGBBX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 79	1.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-2E
| RGGHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.28% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-3
| RGBCX
for the six months
ended
April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-4
| RGBEX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-5E
| RGBHX
for the six months
ended
April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-5
| RGBFX
for the six months
ended
April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 27	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-037-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-6
| RGBGX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-037-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Global Balanced Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-037-0626 © 2026 Capital Group. All rights reserved.

Investment portfolio April 30, 2026unaudited

Common stocks 61.67%	Shares	Value (000)
Information technology 14.01%
Broadcom, Inc.	2,571,486	$1,073,415
Taiwan Semiconductor Manufacturing Co., Ltd.	14,505,200	984,737
NVIDIA Corp.	3,659,895	730,405
Microsoft Corp.	1,650,355	672,982
Corning, Inc.	2,647,929	434,896
Apple, Inc.	932,104	252,926
ARM Holdings PLC (ADR) (a)	650,000	136,708
ASML Holding NV	75,261	108,647
Applied Materials, Inc.	173,254	68,347
Cisco Systems, Inc.	525,426	48,077
Accenture PLC, Class A	171,573	30,662
		4,541,802

Industrials 8.84%
RTX Corp.	2,478,600	436,407
Union Pacific Corp.	1,194,248	321,826
Hitachi, Ltd.	7,103,800	223,391
Volvo AB, Class B	4,760,513	166,024
BAE Systems PLC	5,790,111	161,027
Deutsche Post AG	2,400,568	141,790
TransDigm Group, Inc.	106,628	123,686
IHI Corp.	6,722,000	123,503
Waste Management, Inc.	510,780	118,782
ITOCHU Corp.	8,750,000	109,096
Rheinmetall AG, non-registered shares	66,624	106,110
Airbus SE, non-registered shares	472,517	97,967
General Dynamics Corp.	259,383	89,305
L3Harris Technologies, Inc.	247,297	79,271
Caterpillar, Inc.	68,900	61,329
Komatsu, Ltd.	1,366,700	57,769
Bouygues SA	964,104	57,227
United Rentals, Inc.	54,798	52,597
Rolls-Royce Holdings PLC	3,104,997	50,647
Bombardier, Inc., Class B (a)	222,301	47,237
Automatic Data Processing, Inc.	194,555	41,234
Qantas Airways, Ltd.	6,567,745	40,026
PACCAR, Inc.	298,729	35,489
Ryanair Holdings PLC	1,300,974	34,747
GFL Environmental, Inc., subordinate voting shares	782,998	31,406
Northrop Grumman Corp.	50,407	29,210
Safran SA (b)	91,352	29,127
		2,866,230

Financials 8.13%
B3 SA - Brasil, Bolsa, Balcao	110,424,605	402,067
Banco Bilbao Vizcaya Argentaria SA	10,259,632	226,905
JPMorgan Chase & Co.	637,332	199,632
Standard Chartered PLC	7,758,076	197,177
Mizuho Financial Group, Inc.	3,574,300	154,949
ING Groep NV	4,794,581	139,067
Morgan Stanley	726,652	138,493
Chubb, Ltd.	400,000	130,800
Samsung Life Insurance Co., Ltd.	697,439	117,930
Munchener Ruckversicherungs-Gesellschaft AG	169,625	101,656
Banco BPM SpA (b)	6,482,521	94,459
Zurich Insurance Group AG	136,215	94,410
Aviva PLC	10,000,000	85,351
BNP Paribas SA	737,394	77,607
Bajaj Finance, Ltd.	7,500,000	74,672
AIA Group, Ltd.	5,017,400	55,261
BlackRock, Inc.	50,654	53,977
Mastercard, Inc., Class A	88,752	44,635

1	American Funds Global Balanced Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Wells Fargo & Co.	540,015	$44,405
BPER Banca SpA	2,651,638	39,121
PICC Property and Casualty Co., Ltd., Class H	21,396,000	38,607
U.S. Bancorp	608,354	34,469
Hannover Ruck SE	113,084	34,179
Japan Post Bank Co., Ltd.	1,766,300	30,616
HDFC Bank, Ltd.	3,131,792	25,638
		2,636,083

Health care 5.69%
Eli Lilly and Co.	475,235	444,155
Vertex Pharmaceuticals, Inc. (a)	781,621	334,049
Gilead Sciences, Inc.	1,279,917	167,464
UnitedHealth Group, Inc.	418,419	155,016
Daiichi Sankyo Co., Ltd.	7,500,000	124,436
Abbott Laboratories	1,103,990	100,231
Sanofi	939,489	87,767
Alnylam Pharmaceuticals, Inc. (a)	269,513	83,411
Stryker Corp.	231,286	72,885
Medtronic PLC	896,457	72,586
Argenx SE, non-registered shares (a)	79,093	61,882
Molina Healthcare, Inc. (a)	237,437	46,210
BioMarin Pharmaceutical, Inc. (a)	736,542	39,707
AstraZeneca PLC (GBP denominated)	178,560	33,948
GE HealthCare Technologies, Inc.	359,085	21,847
		1,845,594

Utilities 5.10%
Dominion Energy, Inc.	5,470,774	352,865
DTE Energy Co.	1,286,762	195,189
National Grid PLC	8,500,000	152,053
Power Grid Corp. of India, Ltd.	40,000,000	135,016
Duke Energy Corp.	963,219	124,785
Pinnacle West Capital Corp.	1,072,251	111,214
Xcel Energy, Inc.	1,266,929	105,092
E.ON SE	4,583,192	101,521
NextEra Energy, Inc.	918,712	89,923
PG&E Corp.	5,334,000	88,651
CenterPoint Energy, Inc.	2,000,000	87,300
Constellation Energy Corp.	225,000	70,425
Engie SA	1,125,890	37,178
		1,651,212

Materials 4.65%
Grupo Mexico, SAB de CV, Series B	20,000,000	218,908
Vale SA, ordinary nominative shares	8,221,395	134,782
Vale SA (ADR), ordinary nominative shares	3,691,051	60,385
Franco-Nevada Corp.	520,741	119,948
Franco-Nevada Corp. (CAD denominated)	203,004	46,834
Lundin Gold, Inc.	2,250,000	151,215
Newmont Corp.	1,303,355	144,790
Anglo American PLC	2,500,000	122,966
Freeport-McMoRan, Inc.	1,823,875	105,384
Smurfit Westrock PLC	2,707,562	103,943
Linde PLC	200,000	100,228
Air Products and Chemicals, Inc.	314,807	94,458
Southern Copper Corp.	268,580	46,113
Air Liquide SA	160,399	34,527
Celanese Corp.	310,825	21,062
		1,505,543

American Funds Global Balanced Fund	2

Common stocks (continued)	Shares	Value (000)
Communication services 4.62%
Alphabet, Inc., Class A	1,421,265	$546,903
Alphabet, Inc., Class C	713,218	272,406
AT&T, Inc.	9,498,668	248,200
Meta Platforms, Inc., Class A	375,053	229,499
Comcast Corp., Class A	2,791,776	75,490
Omnicom Group, Inc.	814,397	62,481
Netflix, Inc. (a)	614,230	57,498
Versant Media Group, Inc., Class A	111,671	4,488
		1,496,965

Consumer discretionary 3.95%
Amazon.com, Inc. (a)	1,713,402	454,154
Compagnie Generale des Etablissements Michelin	5,722,992	207,722
Starbucks Corp.	1,621,811	170,825
Midea Group Co., Ltd., Class A	11,307,578	134,494
Maruti Suzuki India, Ltd.	642,823	90,773
Compagnie Financiere Richemont SA, Class A	443,926	84,721
Royal Caribbean Cruises, Ltd.	240,558	63,450
Viking Holdings, Ltd. (a)	487,612	39,940
Accor SA	699,586	34,781
		1,280,860

Energy 3.47%
Canadian Natural Resources, Ltd. (CAD denominated)	12,156,059	580,262
EOG Resources, Inc.	1,539,780	216,447
Shell PLC (GBP denominated)	3,116,020	141,452
Chevron Corp.	464,155	89,726
Cameco Corp. (CAD denominated)	392,605	48,262
Expand Energy Corp.	470,857	48,098
		1,124,247

Consumer staples 2.91%
Philip Morris International, Inc.	1,963,557	324,124
Imperial Brands PLC	7,322,616	278,717
British American Tobacco PLC	3,371,985	198,012
Nestle SA	668,117	67,766
Sysco Corp.	702,095	52,454
Altria Group, Inc.	308,422	22,407
		943,480

Real estate 0.30%
Goodman Logistics (HK), Ltd. REIT	1,666,789	36,058
CTP NV	1,730,305	32,903
Emaar Development PJSC	6,643,578	26,572
		95,533
Total common stocks (cost: $12,788,930,000)		19,987,549
Preferred securities 0.31%
Financials 0.31%
Itau Unibanco Holding SA (ADR), preferred nominative shares	11,518,316	100,209
Total preferred securities (cost: $105,376,000)		100,209
Convertible stocks 0.58%
Utilities 0.31%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	1,842,800	99,271

3	American Funds Global Balanced Fund

Convertible stocks (continued)	Shares	Value (000)
Financials 0.27%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	1,340,451	$88,108
Total convertible stocks (cost: $188,964,000)		187,379
Bonds, notes & other debt instruments 28.93%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 9.38%
Japan 1.68%
Japan, Series 151, 0.005% 3/20/2027	JPY831,600	5,263
Japan, Series 346, 0.10% 3/20/2027	11,295,600	71,551
Japan, Series 474, 0.70% 7/1/2027	191,900	1,220
Japan, Series 363, 0.10% 6/20/2031	10,914,500	63,557
Japan, Series 145, 1.70% 6/20/2033	1,426,800	8,831
Japan, Series 152, 1.20% 3/20/2035	23,487,700	135,867
Japan, Series 381, 2.10% 12/20/2035	4,341,800	26,844
Japan, Series 21, 2.30% 12/20/2035	1,503,450	9,460
Japan, Series 173, 0.40% 6/20/2040	3,239,500	14,523
Japan, Series 176, 0.50% 3/20/2041	8,267,300	36,691
Japan, Series 179, 0.50% 12/20/2041	7,442,150	32,207
Japan, Series 36, 2.00% 3/20/2042	200,000	1,097
Japan, Series 42, 1.70% 3/20/2044	1,425,550	7,173
Japan, Series 192, 2.40% 3/20/2045	13,859,550	76,960
Japan, Series 37, 0.60% 6/20/2050	5,319,450	17,557
Japan, Series 70, 0.70% 3/20/2051	1,806,100	5,981
Japan, Series 74, 1.00% 3/20/2052	158,000	557
Japan, Series 76, 1.40% 9/20/2052	2,924,750	11,443
Japan, Series 77, 1.60% 12/20/2052	4,084,300	16,795
Japan, Series 84, 2.10% 9/20/2054	30,300	139
		543,716

Supra National 0.96%
Asian Development Bank 6.72% 2/8/2028	INR1,303,620	13,470
European Bank for Reconstruction and Development 5.25% 1/12/2027	594,100	6,090
European Bank for Reconstruction and Development 6.30% 10/26/2027	255,200	2,637
European Bank for Reconstruction and Development 6.75% 1/13/2032	3,576,700	36,277
European Investment Bank 0.375% 9/15/2027	EUR8,975	10,212
European Investment Bank 6.95% 3/1/2029	INR365,500	3,749
European Investment Bank 0.25% 1/20/2032	EUR38,000	38,303
European Investment Bank 7.40% 10/23/2033	INR1,230,500	12,904
European Investment Bank 2.875% 1/15/2035	EUR2,900	3,328
European Union 0% 6/2/2028	10,920	12,111
European Union 2.50% 10/14/2030	180	208
European Union 2.75% 12/13/2032	4,215	4,839
European Union 3.625% 12/12/2040	98,575	113,287
European Union 4.00% 10/12/2055	20,059	22,985
International Bank for Reconstruction and Development 6.75% 9/8/2027	INR911,700	9,427
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,555,600	15,991
International Finance Corp. 0% 4/26/2052	MXN1,265,360	6,791
		312,609

Italy 0.76%
Italy (Republic of) 0.95% 9/15/2027	EUR626	717
Italy (Republic of) 1.35% 4/1/2030	15,565	17,137
Italy (Republic of) 4.40% 5/1/2033	660	818
Italy (Republic of) 4.35% 11/1/2033	63,090	77,845
Italy (Republic of) 4.20% 3/1/2034	64,634	78,905
Italy (Republic of) 3.65% 8/1/2035	20,435	23,765
Italy (Republic of) 4.50% 10/1/2053	14,420	16,833
Italy (Republic of) 4.30% 10/1/2054	26,210	29,565
Italy (Republic of), Series 7Y, 3.50% 2/15/2031	1,200	1,427
		247,012

American Funds Global Balanced Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Kingdom 0.65%
United Kingdom 1.25% 7/22/2027	GBP9,740	$12,769
United Kingdom 4.25% 12/7/2027	8,920	12,114
United Kingdom 4.125% 7/22/2029	6,540	8,812
United Kingdom 0.375% 10/22/2030	35,395	40,406
United Kingdom 0.25% 7/31/2031	3,715	4,071
United Kingdom 1.00% 1/31/2032	2,920	3,257
United Kingdom 4.25% 6/7/2032	19,255	25,735
United Kingdom 3.25% 1/31/2033	38,245	47,658
United Kingdom 3.25% 1/22/2044	3,650	3,673
United Kingdom 3.50% 1/22/2045	2,850	2,941
United Kingdom 1.25% 7/31/2051	27,195	15,067
United Kingdom 4.375% 7/31/2054	18,125	20,069
United Kingdom 2.50% 7/22/2065	22,800	15,814
		212,386

China 0.56%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	160
China (People’s Republic of), Series INBK, 3.29% 5/23/2029	100	15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	162,510	24,961
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	132,370	19,508
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	130,580	19,951
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	2,640	496
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	40,000	6,909
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	101,180	13,652
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	28,813
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	27,195
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,953
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	20,693
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	441
		182,747

France 0.54%
French Republic O.A.T. 0.75% 2/25/2028	EUR2,390	2,706
French Republic O.A.T. 0% 11/25/2030	125,260	128,182
French Republic O.A.T. 1.25% 5/25/2034	9,250	9,150
French Republic O.A.T. 3.80% 6/25/2037	10,740	12,572
French Republic O.A.T. 3.25% 5/25/2045	6,700	6,876
French Republic O.A.T. 3.00% 5/25/2054	310	280
French Republic O.A.T. 3.75% 5/25/2056	14,310	14,774
		174,540

Spain 0.47%
Spain (Kingdom of) 0% 1/31/2027	20,670	23,815
Spain (Kingdom of) 0.80% 7/30/2027	23,070	26,477
Spain (Kingdom of) 1.45% 4/30/2029	5,780	6,534
Spain (Kingdom of) 0.50% 10/31/2031	14,540	14,937
Spain (Kingdom of) 3.15% 4/30/2033	16,027	18,773
Spain (Kingdom of) 3.55% 10/31/2033	18,434	22,066
Spain (Kingdom of) 3.25% 4/30/2034	10,010	11,705
Spain (Kingdom of) 3.45% 10/31/2034	15,210	17,981
Spain (Kingdom of) 3.30% 4/30/2036	6,200	7,160
Spain (Kingdom of) 2.70% 10/31/2048	2,940	2,776
		152,224

Australia 0.43%
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD30,660	18,008
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	59,670	39,498
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	8,612	5,500
New South Wales Treasury Corp. 5.25% 10/17/2034	40,383	28,633

5	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Australia (continued)
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD22,864	$14,771
Treasury Corp. of Victoria 5.50% 9/15/2039	30,197	20,730
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR9,965	11,458
		138,598

South Korea 0.43%
Korea Development Bank 6.75% 7/1/2030	INR549,000	5,537
Korea Electric Power Corp. 4.75% 2/13/2028 (c)	USD605	610
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW26,409,910	17,530
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	123,216,850	84,812
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	46,572,520	29,705
		138,194

Brazil 0.42%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL150,951	28,198
Brazil (Federative Republic of) 10.00% 1/1/2031	83,465	14,821
Brazil (Federative Republic of) 10.00% 1/1/2035	389,559	64,462
Brazil (Federative Republic of) 6.00% 8/15/2040 (d)	14,071	2,544
Brazil (Federative Republic of) 6.00% 8/15/2050 (d)	130,770	23,115
Brazil (Federative Republic of) 6.00% 8/15/2060 (d)	14,025	2,446
		135,586

Hungary 0.39%
Hungary (Republic of) 3.00% 8/21/2030	HUF36,548,270	105,305
Hungary (Republic of) 3.00% 4/25/2041	6,735,430	15,408
Magyar Export-Import Bank 6.00% 5/16/2029	EUR3,665	4,573
		125,286

Germany 0.36%
Germany (Federal Republic of) 0% 4/16/2027	2,390	2,740
Germany (Federal Republic of) 0% 8/15/2030	43,265	45,358
Germany (Federal Republic of) 2.20% 2/15/2034	13,050	14,557
Germany (Federal Republic of) 1.00% 5/15/2038	15,065	13,820
Germany (Federal Republic of) 0% 8/15/2050	14,895	7,540
Germany (Federal Republic of) 0% 8/15/2052	1,860	878
Germany (Federal Republic of), Series 191, 2.40% 4/18/2030	27,640	32,081
		116,974

Peru 0.30%
Peru (Republic of) 7.60% 8/12/2039	PEN325,591	97,814

Canada 0.24%
Canada (Government) 3.50% 3/1/2028	CAD72,153	53,657
Canada (Government) 2.00% 6/1/2032	810	554
Canada (Government) 2.75% 12/1/2048	9,900	6,059
Ontario (Province of) 4.05% 4/16/2031	USD10,460	10,406
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,889
		76,565

Greece 0.19%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR5,405	5,970
Greece (Hellenic Republic of) 1.75% 6/18/2032	35,350	37,999
Greece (Hellenic Republic of) 3.625% 6/15/2035	750	875
Greece (Hellenic Republic of) 3.375% 6/16/2036	14,655	16,588
Greece (Hellenic Republic of) 1.875% 1/24/2052	686	495
		61,927

American Funds Global Balanced Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia 0.15%
Indonesia (Republic of), Series FR95, 6.375% 8/15/2028	IDR7,216,000	$417
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,341
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,200,000	13,627
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	IDR248,331,000	14,464
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	144,009,000	8,173
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	87,430,000	5,013
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (c)	USD1,580	1,608
		49,643

Austria 0.11%
Austria (Republic of) 0% 2/20/2031	EUR33,610	34,445

Portugal 0.10%
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	13,170	13,976
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	11,830	13,671
Portugal (Republic of), Series 15Y, 3.50% 6/18/2038	455	529
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	40	45
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	4,545	4,960
		33,181

Czech Republic 0.10%
Czech Republic 4.50% 11/11/2032	CZK685,170	32,732

Belgium 0.10%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR15,660	18,091
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	12,495	14,417
		32,508

South Africa 0.06%
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR313,130	18,392

Mexico 0.06%
United Mexican States 4.75% 4/27/2032	USD425	411
United Mexican States 6.125% 2/9/2038	8,289	8,186
United Mexican States 6.338% 5/4/2053	2,170	2,050
United Mexican States, Series M, 7.50% 6/3/2027	MXN17,133	984
United Mexican States, Series M, 7.75% 5/29/2031	17,452	960
United Mexican States, Series M, 7.50% 5/26/2033	104,000	5,479
United Mexican States, Series S, 4.00% 10/29/2054 (d)	2,573	138
		18,208

Colombia 0.05%
Colombia (Republic of) 7.375% 4/25/2030	USD15,198	15,950
Colombia (Republic of) 3.125% 4/15/2031	465	405
		16,355

Malaysia 0.05%
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	MYR39,265	10,094
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	11,775	3,146
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	6,057	1,722
		14,962

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR11,180	12,992

7	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR6,830	$7,721
Ireland (Republic of) 3.00% 10/18/2043	4,770	5,197
		12,918

Saudi Arabia 0.03%
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (c)	USD10,959	10,795

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,280	9,078

Philippines 0.02%
Philippines (Republic of) 0.70% 2/3/2029	4,970	5,430

Thailand 0.01%
Export-Import Bank of Thailand 5.354% 5/16/2029	USD4,920	5,039

Poland 0.01%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (c)	200	208
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	4,293
		4,501

Serbia 0.01%
Serbia (Republic of) 6.25% 5/26/2028 (c)	USD3,915	4,022

Panama 0.01%
Panama (Republic of) 8.00% 3/1/2038	3,332	3,956

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP2,110,000	2,285

Croatia 0.01%
Croatia (Republic of) 3.25% 2/11/2037	EUR1,750	1,987

Finland 0.00%
Finland (Republic of) 3.35% 9/15/2036	1,045	1,222
Total bonds & notes of governments & government agencies outside the U.S.		3,040,829
U.S. Treasury bonds & notes 8.97%
U.S. Treasury 8.53%
U.S. Treasury 4.875% 5/31/2026	USD815	816
U.S. Treasury 3.75% 8/31/2026	40,780	40,780
U.S. Treasury 4.25% 12/31/2026	231	232
U.S. Treasury 4.50% 4/15/2027	77,457	77,991
U.S. Treasury 3.75% 4/30/2027	5,939	5,937
U.S. Treasury 3.875% 5/31/2027	20,639	20,653
U.S. Treasury 3.75% 6/30/2027	5,140	5,136
U.S. Treasury 3.875% 7/31/2027	114,036	114,079
U.S. Treasury 3.625% 8/31/2027 (e)	337,000	335,992
U.S. Treasury 3.50% 9/30/2027	4,170	4,150
U.S. Treasury 3.375% 11/30/2027	13	13
U.S. Treasury 3.50% 1/31/2028	776	771
U.S. Treasury 4.00% 2/29/2028	2,481	2,486
U.S. Treasury 3.875% 3/31/2028	22,238	22,236
U.S. Treasury 4.00% 6/30/2028 (e)	300,000	300,727
U.S. Treasury 4.375% 8/31/2028	94,464	95,464

American Funds Global Balanced Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 9/30/2028	USD125,500	$127,603
U.S. Treasury 4.00% 1/31/2029	3,231	3,239
U.S. Treasury 4.125% 3/31/2029	54,850	55,167
U.S. Treasury 3.875% 4/15/2029	215,620	215,409
U.S. Treasury 4.625% 4/30/2029	19,300	19,683
U.S. Treasury 3.625% 8/31/2029	25,480	25,231
U.S. Treasury 3.50% 9/30/2029	50,010	49,314
U.S. Treasury 4.00% 2/28/2030	73,000	73,083
U.S. Treasury 4.00% 5/31/2030	25,580	25,601
U.S. Treasury 3.875% 6/30/2030	210,887	210,006
U.S. Treasury 3.875% 7/31/2030	39,508	39,337
U.S. Treasury 3.625% 8/31/2030	20,029	19,731
U.S. Treasury 3.625% 9/30/2030	1,999	1,969
U.S. Treasury 3.625% 10/31/2030	20,150	19,839
U.S. Treasury 3.75% 1/31/2031	4,736	4,683
U.S. Treasury 3.875% 3/31/2031	60,162	59,772
U.S. Treasury 3.875% 4/30/2031	31,495	31,287
U.S. Treasury 1.875% 2/15/2032	30,346	26,865
U.S. Treasury 2.875% 5/15/2032	83,360	77,762
U.S. Treasury 4.125% 11/15/2032	7,247	7,225
U.S. Treasury 3.875% 8/15/2033	27,488	26,886
U.S. Treasury 4.50% 11/15/2033	3,714	3,775
U.S. Treasury 4.375% 5/15/2034	32,445	32,655
U.S. Treasury 3.875% 8/15/2034	271	263
U.S. Treasury 4.25% 11/15/2034	1,851	1,842
U.S. Treasury 4.625% 2/15/2035	4,887	4,991
U.S. Treasury 4.25% 5/15/2035	28,506	28,295
U.S. Treasury 4.25% 8/15/2035	79,890	79,200
U.S. Treasury 4.00% 11/15/2035	21,585	20,950
U.S. Treasury 4.125% 2/15/2036 (e)	195,734	191,651
U.S. Treasury 1.875% 2/15/2041	4	3
U.S. Treasury 2.25% 5/15/2041	4,470	3,237
U.S. Treasury 3.25% 5/15/2042	5	4
U.S. Treasury 3.375% 8/15/2042	60,000	49,791
U.S. Treasury 3.875% 5/15/2043	10,690	9,400
U.S. Treasury 4.75% 11/15/2043	6,794	6,656
U.S. Treasury 2.875% 11/15/2046	380	275
U.S. Treasury 1.375% 8/15/2050	880	425
U.S. Treasury 2.25% 2/15/2052	18,500	11,018
U.S. Treasury 3.00% 8/15/2052 (e)	120,365	84,538
U.S. Treasury 4.00% 11/15/2052	21,391	18,166
U.S. Treasury 3.625% 5/15/2053	15,654	12,400
U.S. Treasury 4.75% 11/15/2053	2,743	2,635
U.S. Treasury 4.25% 8/15/2054	12,540	11,101
U.S. Treasury 4.50% 11/15/2054	12	11
U.S. Treasury 4.625% 2/15/2055	546	515
U.S. Treasury 4.75% 5/15/2055	10,050	9,667
U.S. Treasury 4.625% 11/15/2055	37,575	35,450
		2,766,069

U.S. Treasury inflation-protected securities 0.44%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (d)	25,186	25,224
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (d)	4,089	4,247
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)	19,251	10,239
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)	86,287	80,145
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (d)	23,114	21,493
		141,348
Total U.S. Treasury bonds & notes		2,907,417
Corporate bonds and notes 5.67%
Financials 1.71%
200 Park Funding Trust 5.74% 2/15/2055 (c)	5,805	5,607
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (f)	EUR17,575	19,533
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (f)	3,310	4,053

9	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Aon Corp. 2.85% 5/28/2027	USD600	$592
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (f)	3,314	3,394
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (f)	EUR6,200	7,519
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (f)	6,600	8,014
Banco Nacional de Mexico SA, 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (c)(f)	USD8,670	8,679
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	8,470	8,050
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (f)	GBP4,360	6,160
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (f)	EUR15,895	18,973
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (f)	USD5,225	5,145
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)	25,343	27,919
BNP Paribas SA 1.625% 7/2/2031	EUR10,700	11,315
BPCE SA 4.50% 1/13/2033	8,400	10,202
BPCE SA 5.125% 1/25/2035 (5-year EUR Mid-Swap + 2.50% on 1/25/2030) (f)	9,300	11,320
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (c)(f)	USD10,174	9,946
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(f)	6,150	6,313
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (c)(f)	418	429
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (f)	EUR17,600	20,984
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (c)(f)	USD618	611
Chubb INA Holdings, LLC 3.35% 5/3/2026	645	645
Chubb INA Holdings, LLC 4.35% 11/3/2045	665	565
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	200	199
Commerzbank Aktiengesellschaft 4.00% 7/16/2032 (3-month EUR-EURIBOR + 1.25% on 7/16/2031) (f)	EUR9,400	11,170
Corebridge Financial, Inc. 3.90% 4/5/2032	USD5,290	4,975
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (f)	10,270	10,149
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (f)	EUR14,000	15,402
Deutsche Bank AG 4.45% 5/15/2041 (5-year EUR-ICE Swap EURIBOR + 1.55% on 5/15/2036) (f)	9,800	11,269
Deutsche Bank Aktiengesellschaft, 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (f)	USD5,377	5,372
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (f)	GBP4,310	5,854
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	USD460	453
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	2,520	2,596
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (f)	8,900	8,772
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (f)	240	211
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (f)	11,230	10,983
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	20,530	21,367
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (f)	2,600	2,600
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,216
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (f)	13,560	13,436
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (f)	19,913	22,133
HSBC Holdings PLC 4.599% 3/22/2035 (5-year EUR-ICE Swap EURIBOR + 1.85% on 3/22/2030) (f)	EUR11,870	14,258
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (f)	6,400	8,145
Intesa Sanpaolo SpA 6.50% 3/14/2029 (1-year GBP-ICE Swap SONIA + 2.594 on 3/14/2028) (f)	GBP2,945	4,102
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (f)	EUR9,650	11,399
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	USD5,320	5,409
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	4,500	4,512
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	8,030	8,263
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (f)	355	345
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (f)	4,525	4,413
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030) (f)	EUR9,500	11,503
KfW 2.375% 6/29/2029	125	145
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (f)	1,472	1,749
Lloyds Banking Group PLC 4.00% 5/9/2035 (5-year EUR-ICE Swap EURIBOR + 1.90% on 5/9/2030) (f)	11,690	13,755
Mastercard, Inc. 2.00% 11/18/2031	USD8,291	7,371
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	7,610	7,816
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	12,080	12,411
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	2,586	2,630
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (f)	530	521
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (f)	2,380	2,342
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	500	435
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (f)	EUR8,730	9,538
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (f)	700	799

American Funds Global Balanced Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
New York Life Global Funding 1.20% 8/7/2030 (c)	USD6,520	$5,710
New York Life Global Funding 5.00% 1/9/2034 (c)	780	782
New York Life Insurance Co. 3.75% 5/15/2050 (c)	1,261	924
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	4,805	5,316
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	1,375	1,418
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	19,640	19,992
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	7,366
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (c)(f)	22,090	22,425
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (c)(f)	1,000	996
Toronto-Dominion Bank (The) 4.808% 6/3/2030	4,880	4,923
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (f)(g)	EUR6,210	7,385
		553,223

Utilities 0.81%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD7,014	5,568
Amprion Gmbh 3.971% 9/22/2032	EUR5,400	6,457
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	USD1,142	689
CMS Energy Corp. 3.00% 5/15/2026	1,420	1,419
Consumers Energy Co. 3.60% 8/15/2032	10,665	10,081
Consumers Energy Co. 5.05% 5/15/2035	3,605	3,623
Consumers Energy Co. 5.125% 5/1/2036	8,100	8,092
Dominion Energy, Inc. 2.25% 8/15/2031	250	221
Duke Energy Corp. 3.75% 4/1/2031	EUR6,870	8,103
E.ON SE 1.625% 3/29/2031	13,370	14,521
Edison International 5.25% 11/15/2028	USD628	631
Edison International 5.45% 6/15/2029	150	151
Edison International 6.95% 11/15/2029	579	608
Edison International 6.25% 3/15/2030	2,693	2,785
Electricite de France SA 4.25% 1/25/2032	EUR6,400	7,780
Electricite de France SA 4.00% 5/7/2037	6,900	7,982
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	15,600	17,866
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (f)	800	934
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (f)	12,800	14,266
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (f)	2,200	2,774
Enel Finance International NV 2.125% 7/12/2028 (c)	USD9,491	9,030
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (f)	EUR13,435	15,340
Enfragen Energia Sur SA 5.375% 12/30/2030	USD8,568	7,982
Engie SA 7.00% 10/30/2028	GBP2,850	4,059
Engie SA 4.00% 1/11/2035	EUR3,100	3,671
Eversource Energy 1.40% 8/15/2026	USD425	421
Generadora de Gatun SA 6.874% 9/30/2044 (c)	5,555	5,555
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (c)	3,590	3,521
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,425
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	EUR2,085	2,417
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	2,490	2,886
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (f)	15,310	17,667
Pacific Gas and Electric Co. 4.65% 8/1/2028	USD1,049	1,049
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,267	1,253
Pacific Gas and Electric Co. 6.15% 1/15/2033	53	56
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,260	4,409
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,378	1,145
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,128
PacifiCorp 5.30% 2/15/2031	60	61
PacifiCorp 5.80% 4/15/2036	3,915	4,020
PacifiCorp 5.80% 1/15/2055	9,439	8,891
Public Service Co. of Colorado 2.70% 1/15/2051	5,960	3,520
San Diego Gas & Electric Co. 2.95% 8/15/2051	400	251
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR300	348
Severn Trent Utilities Finance PLC 3.875% 8/4/2037	3,130	3,571

11	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Southern California Edison Co. 2.85% 8/1/2029	USD525	$496
Southern California Edison Co. 5.45% 3/1/2035	120	120
Southern California Edison Co. 5.90% 3/1/2055	600	565
SP Transmission PLC 2.00% 11/13/2031	GBP3,770	4,359
TenneT Netherlands BV 3.25% 4/1/2036	EUR9,200	10,743
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	USD2,151	2,133
Veolia Environnement SA, 2.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.081% on 2/15/2028) (f)	EUR12,500	14,292
Xcel Energy, Inc. 3.35% 12/1/2026	USD4,902	4,877
		260,812

Communication services 0.69%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN631,090	37,461
America Movil, SAB de CV, 9.50% 1/27/2031	177,880	10,361
America Movil, SAB de CV, 10.30% 1/30/2034	60,460	3,618
AT&T, Inc. 2.30% 6/1/2027	USD1,000	979
AT&T, Inc. 2.75% 6/1/2031	2,525	2,306
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,698
AT&T, Inc. 5.20% 11/18/2033	GBP6,395	8,484
AT&T, Inc. 2.55% 12/1/2033	USD8,900	7,528
AT&T, Inc. 4.30% 11/18/2034	EUR1,410	1,695
AT&T, Inc. 3.50% 9/15/2053	USD652	423
CCO Holdings, LLC 4.25% 1/15/2034 (c)	26,475	22,234
CCO Holdings, LLC 7.375% 2/1/2036 (c)	22,945	22,515
Charter Communications Operating, LLC 6.55% 6/1/2034	1,955	2,023
Charter Communications Operating, LLC 5.85% 12/1/2035	14,958	14,603
Charter Communications Operating, LLC 4.80% 3/1/2050	3,644	2,681
Charter Communications Operating, LLC 5.25% 4/1/2053	4,457	3,457
Charter Communications Operating, LLC 6.70% 12/1/2055	3,250	3,066
Comcast Corp. 0.25% 9/14/2029	EUR14,155	15,072
Comcast Corp. 4.80% 5/15/2033	USD200	199
Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,710	2,094
Orange 3.625% 11/16/2031	EUR5,000	5,930
Orange 5.625% 1/23/2034	GBP5,870	8,060
Orange 5.375% 11/22/2050	2,000	2,320
Tencent Holdings, Ltd. 2.39% 6/3/2030 (c)	USD3,954	3,689
T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,401
T-Mobile USA, Inc. 3.875% 4/15/2030	400	390
T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,547
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR200	230
T-Mobile USA, Inc. 3.70% 5/8/2032	2,590	3,067
T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,926	7,972
Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	10,614
Verizon Communications, Inc. 0.75% 3/22/2032	4,480	4,487
Verizon Communications, Inc. 4.78% 2/15/2035	USD5,560	5,397
		222,601

Energy 0.65%
Cenovus Energy, Inc. 5.40% 6/15/2047	523	482
Ecopetrol SA 8.625% 1/19/2029	8,650	9,182
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)	5,855	6,059
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,650	1,650
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (c)	14,695	15,037
Oleoducto Central SA 4.00% 7/14/2027	1,723	1,705
Petroleos Mexicanos 7.47% 11/12/2026	MXN178,293	10,152
Petroleos Mexicanos 6.84% 1/23/2030	USD143,205	145,860
Petroleos Mexicanos 6.95% 1/28/2060	5,395	4,497
Raizen Fuels Finance SA 6.45% 3/5/2034 (c)(h)	8,145	4,444
Raizen Fuels Finance SA 6.95% 3/5/2054 (c)(h)	1,040	555
Schlumberger Investment SA 4.55% 5/7/2031	994	993

American Funds Global Balanced Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Schlumberger Investment SA 5.15% 5/7/2036	USD3,391	$3,386
Shell Finance US, Inc. 2.375% 11/7/2029	2,060	1,933
TotalEnergies Capital SA 5.488% 4/5/2054	5,640	5,426
		211,361

Consumer discretionary 0.55%
Amazon.com, Inc. 4.55% 3/13/2033	206	204
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,418
BMW International Investment BV 4.75% 9/4/2030	GBP6,200	8,366
BMW US Capital, LLC 1.25% 8/12/2026 (c)	USD325	322
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (c)	1,637	1,652
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR6,075	7,121
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD45,570	45,924
Ford Motor Credit Co., LLC 5.42% 4/9/2031	330	327
Ford Motor Credit Co., LLC 4.448% 9/16/2032	EUR6,200	7,274
Ford Motor Credit Co., LLC 4.087% 2/17/2033	7,720	8,816
Ford Motor Credit Co., LLC 6.50% 2/7/2035	USD11,640	11,867
General Motors Financial Co., Inc. 2.40% 4/10/2028	9,800	9,427
General Motors Financial Co., Inc. 3.70% 7/14/2031 (g)	EUR19,570	22,919
General Motors Financial Co., Inc. 6.15% 7/15/2035	USD400	416
Hyundai Capital America 1.50% 6/15/2026 (c)	4,850	4,833
Hyundai Capital America 1.65% 9/17/2026 (c)	275	272
Hyundai Capital America 2.375% 10/15/2027 (c)	4,619	4,481
Hyundai Capital America 2.00% 6/15/2028 (c)	3,275	3,103
Hyundai Capital America 2.875% 6/26/2028	EUR5,770	6,737
Hyundai Capital America 4.50% 9/18/2030 (c)	USD400	394
McDonalds Corp. 1.60% 3/15/2031 (g)	EUR5,400	5,827
Sands China, Ltd. 5.40% 8/8/2028	USD14,233	14,405
Sands China, Ltd. 2.85% 3/8/2029	3,000	2,849
Sands China, Ltd. 4.375% 6/18/2030	4,017	3,931
Sands China, Ltd. 3.25% 8/8/2031	3,930	3,607
		177,492

Industrials 0.48%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)	3,390	2,778
Air Lease Corp. 4.85% 3/24/2031 (c)	7,325	7,262
Boeing Co. (The) 3.25% 2/1/2028	650	637
Boeing Co. (The) 6.298% 5/1/2029	6,310	6,619
Boeing Co. (The) 6.528% 5/1/2034	39,400	43,102
Canadian Pacific Railway Co. 3.00% 12/2/2041	3,453	2,553
Canadian Pacific Railway Co. 3.10% 12/2/2051	10,761	7,016
Carrier Global Corp. 2.493% 2/15/2027	277	274
CSX Corp. 2.50% 5/15/2051	275	161
Eaton Capital Unlimited Co. 3.55% 3/10/2034	EUR130	151
Eaton Capital Unlimited Co. 3.802% 5/21/2036	5,690	6,646
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD4,050	3,879
Holding Dinfrastructures de Transport Sas 3.375% 4/21/2029	EUR15,400	18,068
Honeywell International, Inc. 0.75% 3/10/2032	1,060	1,068
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (c)	USD14,783	14,676
RTX Corp. 4.125% 11/16/2028	5,000	4,981
RTX Corp. 6.10% 3/15/2034	3,535	3,806
RTX Corp. 4.50% 6/1/2042	4,335	3,845
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	202
Takeoff Merger Sub, Inc. 4.50% 3/24/2029 (c)	6,405	6,367
Tyco Electronics Group SA 4.875% 2/9/2036	14,180	13,974
Union Pacific Corp. 2.80% 2/14/2032	800	730
Veralto Corp. 4.15% 9/19/2031	EUR1,850	2,214
Veralto Corp. 5.45% 9/18/2033	USD3,620	3,708
		154,717

13	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples 0.24%
Altria Group, Inc. 2.20% 6/15/2027	EUR6,300	$7,336
BAT Capital Corp. 3.215% 9/6/2026	USD2,181	2,175
BAT Capital Corp. 3.557% 8/15/2027	2,610	2,583
BAT Capital Corp. 3.462% 9/6/2029	2,625	2,540
BAT Capital Corp. 5.625% 8/15/2035	15,646	16,141
Campbell’s Co. (The) 4.75% 3/23/2035	3,056	2,816
Coca-Cola Co. 1.25% 3/8/2031	EUR5,900	6,309
Coca-Cola Co. 4.65% 8/14/2034	USD4,037	4,060
Coca-Cola Co. 3.75% 8/15/2053	EUR2,095	2,224
Mars, Inc. 5.00% 3/1/2032 (c)	USD500	507
Mars, Inc. 5.20% 3/1/2035 (c)	6,870	6,934
Minerva Luxembourg SA 8.875% 9/13/2033	11,430	12,197
Philip Morris International, Inc. 2.75% 6/6/2029	EUR525	607
Philip Morris International, Inc. 2.10% 5/1/2030	USD2,078	1,897
Philip Morris International, Inc. 4.00% 10/29/2030	241	236
Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,247
Philip Morris International, Inc. 4.125% 3/4/2043	819	682
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	979
		77,470

Health care 0.23%
Abbott Laboratories 3.75% 11/30/2026	1,133	1,132
AbbVie, Inc. 3.20% 5/14/2026	3,000	2,999
AbbVie, Inc. 5.05% 3/15/2034	100	101
AbbVie, Inc. 4.75% 3/15/2036	1,327	1,298
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	200	190
AbbVie, Inc. 5.50% 3/15/2064	75	71
Amgen, Inc. 4.20% 3/1/2033	800	773
Amgen, Inc. 5.25% 3/2/2033	10,792	11,047
Amgen, Inc. 5.65% 3/2/2053	10,895	10,484
AstraZeneca Finance, LLC 2.25% 5/28/2031	4,757	4,298
Baxter International, Inc. 5.65% 12/15/2035	2,180	2,143
Becton, Dickinson and Co. 4.298% 8/22/2032	400	388
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,700	3,555
CVS Health Corp. 5.40% 6/1/2029	8,600	8,804
Danaher Corp. 3.625% 4/29/2034	EUR2,015	2,355
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	USD2,175	2,192
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	8,934
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,253
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	3,114
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	21	21
Stryker Corp. 0.75% 3/1/2029	EUR2,440	2,680
Stryker Corp. 1.00% 12/3/2031	1,130	1,163
Stryker Corp. 5.20% 2/10/2035	USD805	816
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	EUR1,984	2,270
UnitedHealth Group, Inc. 5.625% 7/15/2054	USD3,800	3,640
		75,745

Materials 0.21%
Braskem Netherlands Finance BV 4.50% 1/31/2030	14,957	8,853
Braskem Netherlands Finance BV 8.50% 1/12/2031	24,403	14,687
Braskem Netherlands Finance BV 7.25% 2/13/2033	6,846	3,928
Celanese US Holdings, LLC 7.379% 7/15/2032	2,860	3,033
Nickel Industries, Ltd. 9.00% 9/30/2030 (c)	6,590	6,873
POSCO 4.875% 1/23/2027 (c)	2,110	2,115
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (f)(i)	19,301	19,376
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(f)(i)	3,257	3,270
Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,337
Verallia SAS 3.875% 11/4/2032	EUR3,500	3,934
		69,406

American Funds Global Balanced Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology 0.08%
Adobe, Inc. 2.15% 2/1/2027	USD3,585	$3,538
Amphenol Corp. 3.125% 6/16/2032	EUR350	402
Broadcom, Inc. 4.00% 4/15/2029 (c)	USD3,915	3,877
Broadcom, Inc. 4.15% 11/15/2030	380	374
Broadcom, Inc. 3.469% 4/15/2034	6,531	5,896
Microchip Technology, Inc. 5.05% 2/15/2030	164	166
Microsoft Corp. 3.30% 2/6/2027	2,600	2,588
Oracle Corp. 2.65% 7/15/2026	6,024	6,003
Oracle Corp. 3.25% 11/15/2027	4,246	4,156
Oracle Corp. 5.20% 9/26/2035	229	214
		27,214

Real estate 0.02%
American Tower Corp. 0.45% 1/15/2027	EUR6,520	7,536
COPT Defense Properties, LP 2.75% 4/15/2031	USD180	163
		7,699
Total corporate bonds and notes		1,837,740
Mortgage-backed obligations 4.34%
Federal agency mortgage-backed obligations 2.70%
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (j)	63	63
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (j)	127	125
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (j)	215	172
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (j)	989	792
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (j)	5,092	4,081
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (j)	356	286
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (j)	1,090	875
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (j)	9,072	7,289
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (j)	1,198	960
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (j)	685	550
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (j)	1,405	1,134
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (j)	7,781	6,238
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (j)	56	45
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (j)	3,901	3,142
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (j)	2,186	2,113
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (j)	16	16
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (j)	178	180
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (j)	11,504	11,396
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (j)	142	144
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (j)	3	3
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (j)	10	10
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (j)	38	39
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (j)	19,533	19,833
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (j)	2,301	2,357
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (j)	30,239	30,544
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (j)	9,246	9,476
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (j)	11,189	11,456
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (j)	1,265	1,330
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (j)	61	62
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (j)	1,438	1,482
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (j)	1,378	1,410
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (j)	44	44
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (j)	681	696
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (j)	1,436	1,463
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (j)	6,011	6,107
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (j)	4,255	4,411
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (j)	2,435	2,487
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (j)	1,381	1,420
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (j)	1,340	1,374
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (j)	1,180	1,211
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (j)	532	556
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (j)	10,491	10,650
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (j)	7,860	7,960
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (j)	3,557	3,602

15	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (j)	USD743	$748
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (j)	6,921	7,070
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (j)	2,822	2,922
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (j)	1,633	1,679
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (j)	1,498	1,530
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (j)	1,199	1,235
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (j)	916	941
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (j)	828	865
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (j)	1,554	1,566
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (j)	7,049	7,198
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (j)	3,992	4,111
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (j)	2,012	2,063
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (j)	1,776	1,821
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (j)	1,688	1,735
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (j)	1,340	1,372
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (j)	876	895
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (j)	494	509
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (j)	457	473
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (j)	377	390
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (j)	236	241
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (j)	10	11
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (j)	1,066	1,074
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (j)	936	942
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (j)	600	605
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (j)	4	4
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (j)	26,559	27,129
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (j)	3,672	3,777
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (j)	68	70
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (j)	32	33
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (j)	626	630
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (j)	950	937
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (j)	823	816
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (j)	53	54
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (j)	391	399
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (j)	16,654	16,755
Fannie Mae Pool #MA5614 5.50% 2/1/2055 (j)	855	860
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (j)	2,926	2,989
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (j)	1,956	1,998
Fannie Mae Pool #190445 6.50% 3/1/2055 (j)	1,730	1,795
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (j)	82	85
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (j)	2,335	2,386
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (j)	800	818
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (j)	730	746
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (j)	158	167
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (j)	6,042	5,960
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (j)	1,299	1,327
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (j)	3,072	3,031
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (j)	14,272	14,359
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (j)	4,438	4,533
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (j)	1,578	1,637
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (j)	647	590
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (j)	7,025	7,067
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (j)	893	944
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (j)	993	905
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (j)	576	609
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (j)	320	338
Fannie Mae Pool #MA5879 5.50% 11/1/2055 (j)	6,382	6,419
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (j)	204	200
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (j)	379	304
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (j)	446	358
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (j)	3,800	3,045
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (j)	613	492
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (j)	1	1
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (j)	45	46
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (j)	97	95
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (j)	123	124

American Funds Global Balanced Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (j)	USD1,052	$1,094
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (j)	417	428
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (j)	4,235	4,347
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (j)	490	510
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (j)	1,769	1,781
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (j)	9,961	10,190
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (j)	1,751	1,763
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (j)	564	583
Freddie Mac Pool #RJ1413 5.50% 5/1/2054 (j)	11,261	11,466
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (j)	787	815
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (j)	15,880	16,061
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (j)	2,655	2,703
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (j)	4,742	4,920
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (j)	2,435	2,465
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (j)	1,823	1,846
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (j)	6,073	6,261
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (j)	4,524	4,618
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (j)	3,868	3,967
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (j)	3,035	3,159
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (j)	2,306	2,370
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (j)	1,418	1,453
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (j)	954	979
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (j)	1,156	1,169
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (j)	710	716
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (j)	321	325
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (j)	202	205
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (j)	3,592	3,669
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (j)	3,045	3,122
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (j)	2,477	2,547
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (j)	2,125	2,174
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (j)	983	1,024
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (j)	2,559	2,579
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (j)	1,896	1,930
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (j)	1,915	1,926
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (j)	1,672	1,691
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (j)	959	966
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (j)	7	8
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (j)	5,784	5,944
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (j)	4,349	4,517
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (j)	4,289	4,441
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (j)	3,007	3,092
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (j)	2,405	2,465
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (j)	182	189
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (j)	132	138
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (j)	50	52
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (j)	176	177
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (j)	2,616	2,580
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (j)	3,404	3,425
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (j)	2,917	2,878
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (j)	1,584	1,570
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (j)	708	702
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (j)	241	239
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (j)	1	1
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (j)	258	259
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (j)	69	70
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (j)	1,912	2,019
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (j)	1,412	1,420
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (j)	1,087	1,111
Freddie Mac Pool #SI2119 6.50% 2/1/2055 (j)	75	78
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (j)	1,908	1,882
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (j)	2,736	2,700
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (j)	1,968	2,010
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (j)	5,600	5,525
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (j)	7,721	7,768
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (j)	560	572
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (j)	3,275	3,231

17	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (j)	USD2,191	$2,205
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (j)	689	705
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (j)	961	997
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (j)	1,764	1,862
Freddie Mac Pool #RQ0051 6.50% 9/1/2055 (j)	410	425
Freddie Mac Pool #RQ0052 7.00% 9/1/2055 (j)	171	181
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (j)	52,392	50,442
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (j)	412	428
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (j)	40,610	40,442
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (j)(k)	15,173	12,144
Uniform Mortgage-Backed Security 3.50% 5/1/2056 (j)(k)	138,650	126,223
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (j)(k)	3	3
Uniform Mortgage-Backed Security 4.50% 5/1/2056 (j)(k)	4,429	4,261
Uniform Mortgage-Backed Security 5.50% 5/1/2056 (j)(k)	2,084	2,095
Uniform Mortgage-Backed Security 6.50% 5/1/2056 (j)(k)	1,110	1,152
Uniform Mortgage-Backed Security 2.00% 6/1/2056 (j)(k)	36,567	29,254
Uniform Mortgage-Backed Security 4.00% 6/1/2056 (j)(k)	2	2
Uniform Mortgage-Backed Security 4.50% 6/1/2056 (j)(k)	118,999	114,380
Uniform Mortgage-Backed Security 5.50% 6/1/2056 (j)(k)	2,549	2,559
		875,057

Collateralized mortgage-backed obligations (privately originated) 0.80%
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (c)(f)(j)	6,515	6,494
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (c)(f)(j)	5,787	5,819
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(j)(l)	3,863	3,853
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (c)(f)(j)	2,096	2,077
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.945% 5/25/2043 (c)(j)(l)	6,582	6,681
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.545% 6/25/2043 (c)(j)(l)	3,012	3,030
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.345% 7/25/2043 (c)(j)(l)	1,808	1,812
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.445% 1/25/2044 (c)(j)(l)	3,943	3,975
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.745% 5/25/2044 (c)(j)(l)	723	723
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.295% 5/25/2044 (c)(j)(l)	8,122	8,150
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.595% 1/25/2045 (c)(j)(l)	3,474	3,478
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.645% 2/25/2045 (c)(j)(l)	1,163	1,165
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.795% 2/25/2045 (c)(j)(l)	1,417	1,418
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.845% 5/25/2045 (c)(j)(l)	1,268	1,270
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.595% 2/25/2046 (c)(j)(l)	26,508	26,549
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.695% 2/25/2046 (c)(j)(l)	18,836	18,847
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.595% 1/25/2045 (c)(j)(l)	1,284	1,286
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.745% 5/25/2045 (c)(j)(l)	1,246	1,251
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.495% 2/25/2046 (c)(j)(l)	15,530	15,534
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.645% 2/25/2046 (c)(j)(l)	10,239	10,236
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(f)(j)	10,612	10,697
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(f)(j)	2,959	2,980
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(f)(j)	5,143	5,155
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(j)(l)	3,750	3,487
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(j)(l)	16,038	15,918
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(f)(j)	4,128	4,155
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(f)(j)	7,688	7,758

American Funds Global Balanced Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(f)(j)	USD9,985	$10,070
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(f)(j)	5,683	5,717
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (c)(j)	2,334	2,207
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (c)(j)	6,668	6,453
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (c)(f)(j)	933	905
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.105% 2/17/2042 (c)(j)(l)	624	624
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (c)(j)	1,635	1,626
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (c)(j)	425	422
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (c)(j)	4,600	4,522
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (c)(f)(j)	3,136	3,110
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(f)(j)	11,229	11,353
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (c)(f)(j)	5,040	5,091
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(j)(l)	2,031	2,041
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(f)(j)	7,014	7,028
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(j)(l)	23,984	23,809
		258,776

Commercial mortgage-backed securities 0.69%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.397% 6/15/2040 (c)(j)(l)	7,860	7,901
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (c)(j)	8,151	7,781
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (j)(l)	4,532	4,685
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (j)(l)	3,360	3,455
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(j)	4,650	4,713
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (c)(j)(l)	22,445	22,618
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.355% 12/15/2044 (c)(j)(l)	27,300	27,330
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.655% 12/15/2044 (c)(j)(l)	11,973	11,957
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.360% 7/10/2028 (c)(j)(l)	5,765	5,941
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(j)(l)	8,811	8,992
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (c)(j)(l)	9,024	9,128
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(j)(l)	18,772	18,659
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.955% 10/15/2042 (c)(j)(l)	3,354	3,362
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.105% 12/15/2039 (c)(j)(l)	1,506	1,509
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.048% 3/15/2042 (c)(j)(l)	5,501	5,511
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (c)(j)(l)	5,233	5,362
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (c)(j)(l)	4,481	4,516
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (c)(j)(l)	8,259	8,461
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.005% 3/15/2042 (c)(j)(l)	18,906	18,917
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.197% 12/15/2039 (c)(j)(l)	8,149	8,160
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.395% 7/25/2054 (c)(j)(l)	3,285	3,326
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.045% 5/25/2055 (c)(j)(l)	1,986	2,019
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.745% 5/25/2055 (c)(j)(l)	1,779	1,785
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (c)(j)(l)	8,497	8,479
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.098% 2/15/2042 (c)(j)(l)	18,578	18,442
		223,009

Other mortgage-backed securities 0.15%
Nykredit Realkredit AS, Series 01E, 2.00% 10/1/2037 (j)	DKK11,562	1,740
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (j)	119,003	16,851
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (j)	146,033	18,792
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (j)	43,417	5,271
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (j)	44,858	5,398
Realkredit Danmark AS 1.00% 10/1/2053 (j)	12,179	1,456
		49,508
Total mortgage-backed obligations		1,406,350

19	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 0.55%
Other asset-backed securities 0.30%
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (c)(j)	USD2,083	$2,078
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(j)	21,097	20,897
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (c)(j)	4,780	4,774
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (c)(j)	1,492	1,508
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(j)	2,074	2,092
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (c)(j)	2,816	2,367
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (c)(j)	3,429	3,165
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (c)(j)	297	299
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(j)	2,044	2,050
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (c)(j)	2,228	2,224
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(j)	13,966	14,073
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(j)	3,554	3,572
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(j)	15,400	15,361
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(j)	2,165	2,175
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(j)	7,863	7,712
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(j)	7,677	7,782
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (c)(j)	2,658	2,636
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(j)	2,253	2,261
		97,026

Auto loan 0.12%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (c)(j)	8,068	8,092
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(j)	7,122	7,333
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(j)	6,128	6,168
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (c)(j)	11,150	11,094
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(j)	277	278
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (c)(j)	2,742	2,760
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (c)(j)	1,622	1,630
		37,355

Credit card 0.09%
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(j)	359	362
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(j)	5,458	5,443
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(j)	7,757	7,770
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (c)(j)	3,831	3,838
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(j)	5,374	5,369
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(j)	6,029	6,045
		28,827

Collateralized loan obligations 0.03%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (c)(j)(l)	7,451	7,444
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (c)(j)(l)	2,462	2,461
		9,905

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.190% 11/15/2052 (c)(j)(l)	3,170	3,204
Total asset-backed obligations		176,317
Municipals 0.02%
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	4,090	2,942

American Funds Global Balanced Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	USD5,670	$3,917
Total municipals		6,859
Total bonds, notes & other debt instruments (cost: $9,769,415,000)		9,375,512
Investment funds 1.33%	Shares
Capital Group Central Corporate Bond Fund (m)	51,378,755	430,554
Total investment funds (cost: $412,662,000)		430,554
Short-term securities 7.72%
Money market investments 7.72%
Capital Group Central Cash Fund 3.67% (m)(n)	25,032,421	2,502,992

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.67% (m)(n)(o)	591	59
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (n)(o)	28,071	28
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (n)(o)	28,071	28
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.53% (n)(o)	13,210	13
Fidelity Investments Money Market Government Portfolio, Class I 3.54% (n)(o)	9,908	10
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (n)(o)	9,908	10
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (n)(o)	9,908	10
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (n)(o)	3,675	4
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.59% (n)(o)	3,303	3
		165
Total short-term securities (cost: $2,503,177,000)		2,503,157
Options purchased (equity style) 0.00%
Options purchased (equity style)*		825
Total options purchased (equity style) (cost: $1,177,000)		825
Total investment securities 100.54% (cost: $25,769,701,000)		32,585,185
Total options written (equity style)† 0.00% (premium received: $492,000)		(168)
Other assets less liabilities (0.54)%		(174,536)
Net assets 100.00%		$32,410,481
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 4/30/2026 (000)
Call
CALL EUR/USD FX Option	JPMorgan Chase	6/8/2026	USD1.19	EUR161,785	$825

21	American Funds Global Balanced Fund

†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 4/30/2026 (000)
Call
CALL EUR/USD FX Option	JPMorgan Chase	6/8/2026	USD1.21	EUR(161,785)	$(168)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2026 (000)
3 Month CORRA Futures	Short	113	6/17/2026	USD(20,321)	$1
3 Month CORRA Futures	Short	5	9/16/2026	(898)	2
3 Month Euro EURIBOR Futures	Short	3,332	12/14/2026	(950,032)	43
3 Month SONIA Futures	Long	2,952	3/17/2027	959,947	(70)
2 Year Italy Government Bond Futures	Long	3,813	6/10/2026	474,364	(4,627)
2 Year Euro-Schatz Futures	Short	2,345	6/10/2026	(291,046)	780
2 Year Canadian Government Bond Futures	Long	1,047	6/30/2026	80,940	(691)
2 Year U.S. Treasury Note Futures	Long	8,607	7/6/2026	1,782,725	(8,225)
3 Year Australian Treasury Bond Futures	Short	6,991	6/16/2026	(520,291)	1,413
5 Year Euro-Bobl Futures	Long	2,024	6/10/2026	274,248	(860)
5 Year Canadian Government Bond Futures	Long	650	6/30/2026	54,011	(1,049)
5 Year U.S. Treasury Note Futures	Long	11,297	7/6/2026	1,218,223	(12,084)
10 Year Italy Government Bond Futures	Long	1,937	6/10/2026	265,892	(1,904)
10 Year French Government Bond Futures	Short	16	6/10/2026	(2,240)	74
10 Year Euro-Bund Futures	Short	959	6/10/2026	(141,096)	222
10 Year Australian Treasury Bond Futures	Long	4,329	6/15/2026	333,679	(1,659)
10 Year Japanese Government Bond Futures	Long	193	6/22/2026	159,351	(2,799)
10 Year U.S. Treasury Note Futures	Long	2,528	6/30/2026	279,581	(6,385)
10 Year UK Gilt Futures	Long	929	6/30/2026	109,462	(5,651)
10 Year Canadian Government Bond Futures	Short	548	6/30/2026	(48,061)	780
10 Year Ultra U.S. Treasury Note Futures	Short	1,496	6/30/2026	(168,838)	1,321
20 Year U.S. Treasury Bond Futures	Long	959	6/30/2026	108,217	(4,541)
30 Year Euro-Buxl Futures	Long	118	6/10/2026	15,093	8
30 Year Ultra U.S. Treasury Bond Futures	Long	1,290	6/30/2026	148,390	(4,144)
					$(50,045)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Currency purchased (000)		Currency sold (000)
KRW	204,241,367	USD	138,469	Citibank	5/6/2026	$52
EUR	12,028	DKK	89,850	JPMorgan Chase	5/6/2026	4
DKK	37,620	EUR	5,036	JPMorgan Chase	5/6/2026	(2)
INR	6,936,148	USD	73,166	Citibank	5/6/2026	(127)
USD	72,645	INR	6,936,148	Citibank	5/6/2026	(394)
USD	135,429	KRW	204,241,367	Citibank	5/6/2026	(3,091)
CAD	49,898	USD	36,188	Standard Chartered Bank	5/7/2026	557
USD	32,028	ZAR	526,410	HSBC Bank	5/7/2026	444
USD	14,157	ZAR	233,640	Standard Chartered Bank	5/7/2026	139
USD	67,182	MXN	1,172,362	Morgan Stanley	5/7/2026	108
GBP	1,380	USD	1,852	BNP Paribas	5/7/2026	26
USD	1,425	ZAR	23,425	HSBC Bank	5/7/2026	20
NZD	2,224	USD	1,301	HSBC Bank	5/7/2026	13
USD	7,958	SGD	10,110	Citibank	5/7/2026	11

American Funds Global Balanced Fund	22

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	609	ZAR	10,045	Standard Chartered Bank	5/7/2026	$6
NZD	134	USD	78	HSBC Bank	5/7/2026	1
TRY	25,445	USD	559	Citibank	5/7/2026	1
EUR	376	PLN	1,600	Citibank	5/7/2026	— (p)
PLN	166	USD	46	Citibank	5/7/2026	— (p)
USD	916	CNH	6,280	Goldman Sachs	5/7/2026	(4)
USD	3,822	PLN	13,880	Citibank	5/7/2026	(7)
USD	463	TRY	21,440	HSBC Bank	5/7/2026	(9)
USD	1,006	JPY	159,000	Morgan Stanley	5/7/2026	(10)
USD	6,137	SEK	56,939	Citibank	5/7/2026	(32)
USD	3,578	NOK	33,945	Citibank	5/7/2026	(86)
USD	13,894	EUR	11,985	Goldman Sachs	5/7/2026	(177)
USD	10,067	MXN	183,010	UBS AG	5/7/2026	(404)
USD	45,226	CHF	35,680	Goldman Sachs	5/7/2026	(473)
EUR	25,988	CAD	42,100	Standard Chartered Bank	5/7/2026	(492)
USD	28,076	GBP	21,090	Morgan Stanley	5/7/2026	(622)
USD	22,061	SEK	210,370	HSBC Bank	5/7/2026	(733)
USD	78,128	CAD	107,727	Standard Chartered Bank	5/7/2026	(1,202)
USD	28,374	IDR	480,374,336	Goldman Sachs	5/8/2026	619
USD	31,132	PEN	107,175	Citibank	5/8/2026	595
USD	16,855	PEN	57,199	Citibank	5/8/2026	557
GBP	29,430	USD	39,497	Barclays Bank PLC	5/8/2026	550
USD	6,270	PEN	21,265	Citibank	5/8/2026	211
EUR	620	USD	729	HSBC Bank	5/8/2026	(1)
USD	4,807	COP	17,926,120	Bank of America	5/8/2026	(110)
USD	19,961	CNH	137,050	Morgan Stanley	5/8/2026	(113)
USD	20,964	GBP	15,880	Goldman Sachs	5/8/2026	(644)
USD	57,986	EUR	50,486	Citibank	5/8/2026	(1,289)
CLP	39,908,995	USD	43,217	Citibank	5/11/2026	1,136
GBP	56,577	USD	76,075	Bank of America	5/11/2026	911
USD	23,607	CLP	21,069,375	Goldman Sachs	5/11/2026	191
JPY	1,021,120	USD	6,444	BNP Paribas	5/11/2026	85
GBP	1,568	EUR	1,800	JPMorgan Chase	5/11/2026	20
CLP	21,168,200	USD	24,200	Citibank	5/11/2026	(674)
ZAR	835,847	USD	51,049	Citibank	5/11/2026	(914)
EUR	81,792	GBP	71,330	Standard Chartered Bank	5/11/2026	(1,016)
USD	166,224	GBP	123,621	Bank of America	5/11/2026	(1,992)
USD	156,538	JPY	24,934,580	Citibank	5/11/2026	(2,885)
USD	116,437	BRL	605,043	Morgan Stanley	5/11/2026	(5,389)
USD	352,591	EUR	298,390	Citibank	5/12/2026	2,185
AUD	145,090	USD	102,480	RBC Capital Markets	5/13/2026	1,952
CZK	559,367	USD	26,885	Goldman Sachs	5/13/2026	41
CZK	1,096,360	USD	52,748	Citibank	5/13/2026	28
CZK	911,310	EUR	37,370	HSBC Bank	5/13/2026	(19)
USD	155,235	CZK	3,227,034	Bank of America	5/13/2026	(106)
USD	503,271	EUR	429,311	Morgan Stanley	5/13/2026	(902)
AUD	38,790	USD	27,422	BNP Paribas	5/15/2026	497
CAD	16,673	EUR	10,310	RBC Capital Markets	5/15/2026	173
USD	90,933	CNH	619,391	Goldman Sachs	5/15/2026	162
USD	30,136	CNH	205,279	Goldman Sachs	5/15/2026	53
AUD	4,754	USD	3,385	RBC Capital Markets	5/15/2026	37
AUD	4,995	USD	3,572	RBC Capital Markets	5/15/2026	23
AUD	1,725	USD	1,220	BNP Paribas	5/15/2026	22
JPY	158,720	USD	999	Bank of America	5/15/2026	16
AUD	4,754	USD	3,411	Standard Chartered Bank	5/15/2026	11
GBP	705	USD	950	Barclays Bank PLC	5/15/2026	10
AUD	2,397	USD	1,717	Standard Chartered Bank	5/15/2026	8
USD	9,513	EUR	8,095	JPMorgan Chase	5/15/2026	6
EUR	1,930	USD	2,263	UBS AG	5/15/2026	4
AUD	240	USD	171	RBC Capital Markets	5/15/2026	2
AUD	241	USD	173	Standard Chartered Bank	5/15/2026	1
USD	1,181	AUD	1,650	RBC Capital Markets	5/15/2026	(6)

23	American Funds Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	90,685	HUF	28,167,641	Barclays Bank PLC	5/15/2026	$(11)
USD	3,234	GBP	2,390	BNP Paribas	5/15/2026	(18)
USD	1,211	AUD	1,723	BNP Paribas	5/15/2026	(29)
USD	27,488	AUD	38,400	RBC Capital Markets	5/15/2026	(151)
USD	5,725	ILS	17,430	Standard Chartered Bank	5/15/2026	(188)
USD	26,030	AUD	37,046	BNP Paribas	5/15/2026	(634)
USD	109,102	GBP	81,001	Barclays Bank PLC	5/15/2026	(1,119)
USD	207,719	AUD	293,562	Morgan Stanley	5/15/2026	(3,573)
USD	303,545	JPY	48,213,284	Bank of America	5/15/2026	(4,826)
BRL	470,560	USD	93,789	Citibank	5/18/2026	783
JPY	1,293,482	USD	8,126	Citibank	5/18/2026	150
USD	4,136	RON	17,875	JPMorgan Chase	5/18/2026	103
BRL	7,610	USD	1,520	Citibank	5/18/2026	9
USD	5,012	DKK	31,849	Bank of America	5/18/2026	4
USD	225,448	EUR	192,280	Goldman Sachs	5/18/2026	(416)
USD	54,799	BRL	274,939	Citibank	5/18/2026	(457)
USD	25,436	JPY	4,048,991	Citibank	5/18/2026	(469)
USD	23,150	EUR	19,745	JPMorgan Chase	5/19/2026	(45)
USD	102,570	EUR	87,030	Barclays Bank PLC	5/20/2026	328
NOK	114,006	EUR	10,310	BNP Paribas	5/20/2026	191
USD	155	MYR	610	JPMorgan Chase	5/20/2026	1
MYR	118,245	USD	29,945	JPMorgan Chase	5/20/2026	(143)
USD	35,322	JPY	5,592,510	Standard Chartered Bank	5/20/2026	(464)
GBP	28,693	EUR	33,040	Goldman Sachs	5/21/2026	226
USD	46,771	THB	1,502,810	JPMorgan Chase	5/26/2026	540
USD	972	EUR	830	Goldman Sachs	5/27/2026	(3)
USD	38,790	EUR	33,040	HSBC Bank	5/27/2026	(39)
USD	22,343	EUR	19,080	Goldman Sachs	5/27/2026	(79)
EUR	46,923	USD	55,178	RBC Capital Markets	5/29/2026	(30)
ZAR	386,925	USD	23,266	Goldman Sachs	5/29/2026	(90)
USD	72,912	INR	6,936,148	Citibank	6/4/2026	166
USD	5,970	EUR	5,060	Goldman Sachs	6/5/2026	21
EUR	1,522	USD	1,795	Goldman Sachs	6/5/2026	(6)
USD	2,016	EUR	1,725	Citibank	6/5/2026	(12)
USD	4,065	GBP	3,060	Citibank	6/5/2026	(99)
USD	45,143	EUR	38,630	UBS AG	6/5/2026	(274)
USD	90,031	GBP	67,770	Citibank	6/5/2026	(2,181)
USD	138,607	KRW	204,241,367	Citibank	6/8/2026	(175)
JPY	22,038,496	EUR	118,260	RBC Capital Markets	6/10/2026	2,210
AUD	21,790	USD	15,365	JPMorgan Chase	6/22/2026	306
AUD	35,091	USD	24,334	RBC Capital Markets	7/7/2026	895
AUD	1,560	USD	1,082	RBC Capital Markets	7/7/2026	40
AUD	97,420	USD	69,725	Standard Chartered Bank	7/24/2026	295
AUD	4,190	USD	2,999	Standard Chartered Bank	7/24/2026	13
USD	1,997	JPY	315,760	Standard Chartered Bank	7/24/2026	(35)
USD	46,458	JPY	7,345,880	Standard Chartered Bank	7/24/2026	(803)
USD	4,083	EUR	3,475	Barclays Bank PLC	7/27/2026	(12)
USD	95,046	EUR	80,900	Barclays Bank PLC	7/27/2026	(277)
						$(22,814)

American Funds Global Balanced Fund	24

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.5175%	Annual	SOFR	Annual	8/15/2027	USD3,123	$(9)	$—	$(9)
SOFR	Annual	3.4925%	Annual	8/19/2027	558,195	1,804	—	1,804
SOFR	Annual	3.3395%	Annual	9/23/2027	570,080	3,165	—	3,165
3.73%	Annual	SONIA	Annual	3/10/2028	GBP135,170	(1,902)	—	(1,902)
3.85%	Annual	SONIA	Annual	3/11/2028	135,150	(1,522)	—	(1,522)
4.04718%	Annual	SONIA	Annual	4/9/2028	183,390	(1,217)	—	(1,217)
3.968%	Annual	SONIA	Annual	2/16/2029	1,395	(16)	—	(16)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD115,980	1,594	—	1,594
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,780	461	—	461
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,780	460	—	460
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,780	459	—	459
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	18,390	481	—	481
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	221,370	(3,550)	—	(3,550)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	456,120	(7,564)	—	(7,564)
SOFR	Annual	3.507%	Annual	1/14/2031	USD252,020	2,189	—	2,189
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK400,000	808	—	808
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	399,800	769	—	769
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR37,600	(688)	—	(688)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	37,700	(702)	—	(702)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK400,000	787	—	787
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	400,000	740	—	740
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR37,300	(658)	—	(658)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	37,500	(696)	—	(696)
6-month EURIBOR	Semi-annual	2.4842%	Annual	2/13/2031	38,130	717	—	717
4.355%	Annual	6-month NOK-NIBOR	Semi-annual	2/13/2031	NOK431,000	(606)	—	(606)
6-month EURIBOR	Semi-annual	2.4667%	Annual	2/16/2031	EUR46,380	919	—	919
6-month EURIBOR	Semi-annual	2.4712%	Annual	2/16/2031	38,500	754	—	754
4.305%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	NOK461,800	(751)	—	(751)
4.285%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	572,380	(983)	—	(983)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK405,800	941	—	941
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	199,900	465	—	465
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR18,700	(404)	—	(404)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	38,090	(817)	—	(817)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP155,780	(2,063)	—	(2,063)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR321,830	3,590	—	3,590
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	160,910	1,779	—	1,779
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	160,870	1,298	—	1,298
4.131%	Annual	SONIA	Annual	4/22/2031	GBP94,210	(852)	—	(852)
4.3313%	Annual	SONIA	Annual	4/30/2031	39,637	117	—	117
SONIA	Annual	4.34948%	Annual	6/21/2033	748	1	—	1
SONIA	Annual	4.36738%	Annual	6/21/2033	1,982	1	—	1
3-month SEK-STIBOR	Quarterly	2.936%	Annual	1/13/2036	SEK231,560	234	—	234
3-month SEK-STIBOR	Quarterly	2.946%	Annual	1/13/2036	231,620	213	—	213
3-month SEK-STIBOR	Quarterly	2.957%	Annual	1/13/2036	231,520	190	—	190
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR21,840	(338)	—	(338)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	21,860	(355)	—	(355)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	21,870	(377)	—	(377)
SOFR	Annual	3.825%	Annual	1/14/2036	USD139,130	1,184	—	1,184
3-month SEK-STIBOR	Quarterly	2.924%	Annual	1/14/2036	SEK262,100	294	—	294
3-month SEK-STIBOR	Quarterly	2.929%	Annual	1/14/2036	261,909	282	—	282
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR24,873	(438)	—	(438)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	24,600	(458)	—	(458)
2.9685%	Annual	3-month SEK-STIBOR	Quarterly	3/17/2036	SEK239,120	(182)	—	(182)
2.965%	Annual	3-month SEK-STIBOR	Quarterly	3/17/2036	239,110	(190)	—	(190)
2.9585%	Annual	3-month SEK-STIBOR	Quarterly	3/17/2036	239,120	(204)	—	(204)
2.95%	Annual	3-month SEK-STIBOR	Quarterly	3/17/2036	239,120	(223)	—	(223)
2.959%	Annual	3-month SEK-STIBOR	Quarterly	3/18/2036	262,239	(224)	—	(224)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP310	64	—	64
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR12,220	687	—	687

25	American Funds Global Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.9305%	Annual	9/23/2055	USD62,820	$2,899	$—	$2,899
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP43,800	2,097	—	2,097
SOFR	Annual	4.1445%	Annual	4/14/2056	USD18,063	164	—	164
SOFR	Annual	4.15%	Annual	4/14/2056	18,048	147	—	147
						$4,765	$—	$4,765
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL390,495	$151	$—	$151
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	107,430	143	—	143
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	74,760	62	—	62
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	51,955	43	—	43
12.1725%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	30,439	(435)	—	(435)
12.005%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	49,230	(779)	—	(779)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	148,920	(3,035)	—	(3,035)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	341,160	300	—	300
							$(3,550)	$—	$(3,550)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD91,621	$(1,927)	$(1,592)	$(335)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR84,200	(1,911)	(1,262)	(649)
					$(3,838)	$(2,854)	$(984)
Investments in affiliates (m)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Investment funds 1.33%
Capital Group Central Corporate Bond Fund	$363,523	$74,951	$—	$—	$(7,920)	$430,554	$9,113
Short-term securities 7.72%
Money market investments 7.72%
Capital Group Central Cash Fund 3.67% (n)	2,585,117	3,595,799	3,677,317	15	(622)	2,502,992	42,483
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.67% (n)(o)	33,864		33,805 (q)			59	— (r)
Total short-term securities						2,503,051
Total 9.05%				$15	$(8,542)	$2,933,605	$51,596

American Funds Global Balanced Fund	26

Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-4/21/2026	$23,514	$22,919	0.07%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (f)	12/4/2024	6,751	7,385	0.02
McDonalds Corp. 1.60% 3/15/2031	9/30/2024-1/14/2026	5,635	5,827	0.02
Total		$35,900	$36,131	0.11%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $891,981,000, which represented 2.75% of the net assets of the fund.

(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $102,428,000, which represented 0.32% of the net assets of the fund.
(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Scheduled interest and/or principal payment was not received.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(k)	Represents securities transacted on a TBA basis.
(l)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Rate represents the seven-day yield at 4/30/2026.
(o)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(p)	Amount less than one thousand.
(q)	Represents net activity. Refer to Note 5 for more information on securities lending.
(r)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

27	American Funds Global Balanced Fund

Financial statements
Statement of assets and liabilities at April 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $20,801 of investment securities on loan):
Unaffiliated issuers (cost: $22,853,969)	$29,651,580
Affiliated issuers (cost: $2,915,732)	2,933,605	$32,585,185
Cash		6,498
Cash denominated in currencies other than U.S. dollars (cost: $2,563)		2,552
Unrealized appreciation on open forward currency contracts		17,769
Bilateral swaps, at value		699
Receivables for:
Sales of investments	684,285
Sales of fund’s shares	58,032
Dividends and interest	157,185
Securities lending income	48
Variation margin on futures contracts	10,968
Variation margin on centrally cleared swap contracts	10,296
Other	3,048	923,862
		33,536,565
Liabilities:
Collateral for securities on loan		165
Unrealized depreciation on open forward currency contracts		40,583
Bilateral swaps, at value		4,249
Options written, at value (premium received: $492)		168
Payables for:
Purchases of investments	1,026,977
Repurchases of fund’s shares	9,898
Investment advisory services	11,244
Services provided by related parties	2,160
Trustees’ deferred compensation	1,765
Variation margin on futures contracts	8,121
Variation margin on centrally cleared swap contracts	11,316
Other	9,438	1,080,919
Net assets at April 30, 2026		$32,410,481
Net assets consist of:
Capital paid in on shares of beneficial interest		$24,660,789
Total distributable earnings (accumulated loss)		7,749,692
Net assets at April 30, 2026		$32,410,481

Refer to the notes to financial statements.

American Funds Global Balanced Fund	28

Financial statements (continued)
Statement of assets and liabilities at April 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (773,345 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$5,584,602	133,303	$41.89
Class C	153,743	3,677	41.82
Class T	14	— *	41.78
Class F-1	82,077	1,957	41.93
Class F-2	5,758,919	137,441	41.90
Class F-3	1,486,676	35,505	41.87
Class 529-A	338,337	8,083	41.86
Class 529-C	11,408	273	41.75
Class 529-E	10,821	259	41.82
Class 529-T	19	1	41.80
Class 529-F-1	15	— *	41.85
Class 529-F-2	58,568	1,398	41.88
Class 529-F-3	16	— *	41.87
Class R-1	3,242	78	41.83
Class R-2	44,037	1,057	41.66
Class R-2E	4,110	98	41.76
Class R-3	57,353	1,372	41.81
Class R-4	42,146	1,006	41.89
Class R-5E	12,026	287	41.84
Class R-5	13,302	317	41.96
Class R-6	18,749,050	447,233	41.92
*
Amount less than one thousand.
Refer to the notes to financial statements.

29	American Funds Global Balanced Fund

Financial statements (continued)
Statement of operations for the six months ended April 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,590; also includes $51,596 from affiliates)	$265,879
Interest from unaffiliated issuers (net of non-U.S. taxes of $67)	184,489
Securities lending income (net of fees)	354	$450,722
Fees and expenses*:
Investment advisory services	66,378
Distribution services	8,932
Transfer agent services	5,447
Administrative services	4,621
529 plan services	104
Reports to shareholders	193
Registration statement and prospectus	881
Trustees’ compensation	33
Auditing and legal	52
Custodian	806
Other	32	87,479
Net investment income		363,243
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,567):
Unaffiliated issuers	1,039,987
Affiliated issuers	15
Options purchased (futures style)	(2,358)
Options written	111
Futures contracts	15,171
Forward currency contracts	12,481
Swap contracts	(16,091)
Currency transactions	8,957	1,058,273
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $6,663):
Unaffiliated issuers	477,770
Affiliated issuers	(8,542)
Options written	324
Futures contracts	(68,408)
Forward currency contracts	(59,815)
Swap contracts	15,946
Currency translations	1,961	359,236
Net realized gain (loss) and unrealized appreciation (depreciation)		1,417,509
Net increase (decrease) in net assets resulting from operations		$1,780,752
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Global Balanced Fund	30

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2026*	2025

Operations:
Net investment income	$363,243	$686,910
Net realized gain (loss)	1,058,273	1,089,541
Net unrealized appreciation (depreciation)	359,236	1,882,633
Net increase (decrease) in net assets resulting from operations	1,780,752	3,659,084
Distributions paid to shareholders	(1,533,589)	(1,523,120)
Net capital share transactions	2,060,413	1,348,504
Total increase (decrease) in net assets	2,307,576	3,484,468
Net assets:
Beginning of period	30,102,905	26,618,437
End of period	$32,410,481	$30,102,905
*
Unaudited.
Refer to the notes to financial statements.

31	American Funds Global Balanced Fund

Notes to financial statementsunaudited
1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Global Balanced Fund	32

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

33	American Funds Global Balanced Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2026, were as follows (dollars in thousands):

American Funds Global Balanced Fund	34

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,448,418	$1,093,384	$—	$4,541,802
Industrials	1,467,779	1,398,451	—	2,866,230
Financials	1,048,478	1,587,605	—	2,636,083
Health care	1,537,561	308,033	—	1,845,594
Utilities	1,225,444	425,768	—	1,651,212
Materials	1,348,050	157,493	—	1,505,543
Communication services	1,496,965	—	—	1,496,965
Consumer discretionary	728,369	552,491	—	1,280,860
Energy	982,795	141,452	—	1,124,247
Consumer staples	398,985	544,495	—	943,480
Real estate	—	95,533	—	95,533
Preferred securities	100,209	—	—	100,209
Convertible stocks	187,379	—	—	187,379
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,040,829	—	3,040,829
U.S. Treasury bonds & notes	—	2,907,417	—	2,907,417
Corporate bonds and notes	—	1,837,740	—	1,837,740
Mortgage-backed obligations	—	1,406,350	—	1,406,350
Asset-backed obligations	—	176,317	—	176,317
Municipals	—	6,859	—	6,859
Investment funds	430,554	—	—	430,554
Short-term securities	2,503,157	—	—	2,503,157
Options purchased on foreign currencies (equity style)	—	825	—	825
Total	$16,904,143	$15,681,042	$—	$32,585,185

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Value of options written (equity style)	$—	$(168)	$—	$(168)
Unrealized appreciation on futures contracts	4,644	—	—	4,644
Unrealized appreciation on open forward currency contracts	—	17,769	—	17,769
Unrealized appreciation on centrally cleared interest rate swaps	—	32,754	—	32,754
Unrealized appreciation on bilateral interest rate swaps	—	699	—	699
Liabilities:
Unrealized depreciation on futures contracts	(54,689)	—	—	(54,689)
Unrealized depreciation on open forward currency contracts	—	(40,583)	—	(40,583)
Unrealized depreciation on centrally cleared interest rate swaps	—	(27,989)	—	(27,989)
Unrealized depreciation on bilateral interest rate swaps	—	(4,249)	—	(4,249)
Unrealized depreciation on centrally cleared credit default swaps	—	(984)	—	(984)
Total	$(50,045)	$(22,751)	$—	$(72,796)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

35	American Funds Global Balanced Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

American Funds Global Balanced Fund	36

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income- bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

37	American Funds Global Balanced Fund

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2026, the total value of securities on loan was $20,801,000, and the total value of collateral received was $21,899,000. Collateral received includes cash of $165,000 and U.S. government securities of $21,734,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

American Funds Global Balanced Fund	38

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $1,106,778,000. As of April 30, 2026, the fund did not hold any options on futures.
Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on foreign currencies while held was $231,769,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,990,278,000.

39	American Funds Global Balanced Fund

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $5,267,240,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,548,560,000.

American Funds Global Balanced Fund	40

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $284,035,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$825	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	168
Futures	Interest	Unrealized appreciation*	4,644	Unrealized depreciation*	54,689
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	17,769	Unrealized depreciation on open forward currency contracts	40,583
Swap (centrally cleared)	Interest	Unrealized appreciation*	32,754	Unrealized depreciation*	27,989
Swap (bilateral)	Interest	Bilateral swaps, at value	699	Bilateral swaps, at value	4,249
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	984
			$56,691		$128,662

Refer to the end of the table(s) for footnote(s).

41	American Funds Global Balanced Fund

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(698)	Net unrealized appreciation (depreciation) on investments	$(352)
Options written (equity style)	Currency	Net realized gain (loss) on options written	—	Net unrealized appreciation (depreciation) on options written	324
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(2,358)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	111	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	15,171	Net unrealized appreciation (depreciation) on futures contracts	(68,408)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	12,481	Net unrealized appreciation (depreciation) on forward currency contracts	(59,815)
Swap	Interest	Net realized gain (loss) on swap contracts	(14,693)	Net unrealized appreciation (depreciation) on swap contracts	16,797
Swap	Credit	Net realized gain (loss) on swap contracts	(1,398)	Net unrealized appreciation (depreciation) on swap contracts	(851)
			$8,616		$(112,305)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, options on foreign currencies and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

American Funds Global Balanced Fund	42

The following table presents the fund’s forward currency contracts, options on foreign currencies and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$932	$ (932)	$ —	$ —	$ —
Barclays Bank PLC	1,101	(1,101)	—	—	—
BNP Paribas	821	(682)	—	—	139
Citibank	5,885	(5,885)	—	—	—
Goldman Sachs	1,799	(1,799)	—	—	—
HSBC Bank	477	(477)	—	—	—
JPMorgan Chase	1,303	(542)	(761)	—	—
Morgan Stanley	108	(108)	—	—	—
RBC Capital Markets	5,333	(187)	(1,344)	—	3,802
Standard Chartered Bank	1,029	(1,029)	—	—	—
UBS AG	4	(4)	—	—	—
Total	$18,792	$ (12,746)	$ (2,105)	$ —	$3,941
Liabilities:
Bank of America	$10,068	$ (932)	$ (1,380)	$ —	$7,756
Barclays Bank PLC	1,419	(1,101)	—	—	318
BNP Paribas	682	(682)	—	—	—
Citibank	12,892	(5,885)	(1,715)	—	5,292
Goldman Sachs	3,108	(1,799)	(1,309)	—	—
HSBC Bank	800	(477)	—	—	323
JPMorgan Chase	542	(542)	—	—	—
Morgan Stanley	10,610	(108)	(5,900)	—	4,602
RBC Capital Markets	187	(187)	—	—	—
Standard Chartered Bank	4,199	(1,029)	(1,141)	—	2,029
UBS AG	677	(4)	(610)	—	63
	$45,184	$ (12,746)	$ (12,055)	$ —	$20,383
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

43	American Funds Global Balanced Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2026, the fund recognized $143,000 in EU reclaims (net of $4,000 in fees and the effect of realized gain or loss from currency translations) and $11,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$128,841
Undistributed long-term capital gains	1,150,479
As of April 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$7,671,725
Gross unrealized depreciation on investments	(942,068)
Net unrealized appreciation (depreciation) on investments	6,729,657
Cost of investments	25,785,586

American Funds Global Balanced Fund	44

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$61,084	$206,457	$267,541	$113,172	$176,155	$289,327
Class C	1,191	6,238	7,429	2,478	6,496	8,974
Class T	— *	— *	— *	— *	— *	— *
Class F-1	893	3,111	4,004	1,714	2,829	4,543
Class F-2	65,848	197,336	263,184	104,591	135,294	239,885
Class F-3	18,090	52,453	70,543	30,747	38,950	69,697
Class 529-A	3,632	12,371	16,003	6,662	10,418	17,080
Class 529-C	80	420	500	157	414	571
Class 529-E	104	395	499	195	353	548
Class 529-T	— *	1	1	— *	— *	— *
Class 529-F-1	— *	1	1	— *	— *	— *
Class 529-F-2	689	2,075	2,764	1,259	1,630	2,889
Class 529-F-3	— *	1	1	— *	— *	— *
Class R-1	24	119	143	49	121	170
Class R-2	328	1,632	1,960	581	1,340	1,921
Class R-2E	37	156	193	69	128	197
Class R-3	578	2,312	2,890	1,086	1,958	3,044
Class R-4	458	1,528	1,986	899	1,481	2,380
Class R-5E	137	414	551	220	308	528
Class R-5	186	549	735	427	597	1,024
Class R-6	229,451	663,210	892,661	389,059	491,283	880,342
Total	$382,810	$1,150,779	$1,533,589	$653,365	$869,755	$1,523,120
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.414% on such assets in excess of $27.5 billion. For the six months ended April 30, 2026, the investment advisory services fees were $66,378,000, which were equivalent to an annualized rate of 0.431% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

45	American Funds Global Balanced Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2026, the 529 plan services fees were $104,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

American Funds Global Balanced Fund	46

For the six months ended April 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$7,159	$2,019	$817	Not applicable
Class C	800	60	24	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	100	54	12	Not applicable
Class F-2	Not applicable	3,013	798	Not applicable
Class F-3	Not applicable	2	210	Not applicable
Class 529-A	406	111	49	$84
Class 529-C	55	4	2	3
Class 529-E	26	2	2	3
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	12	8	14
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	16	1	1	Not applicable
Class R-2	159	69	6	Not applicable
Class R-2E	13	4	1	Not applicable
Class R-3	147	41	9	Not applicable
Class R-4	51	19	6	Not applicable
Class R-5E	Not applicable	9	2	Not applicable
Class R-5	Not applicable	4	2	Not applicable
Class R-6	Not applicable	23	2,672	Not applicable

Total class-specific expenses	$8,932	$5,447	$4,621	$104
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000 in the fund’s statement of operations reflects $65,000 in current fees (either paid in cash or deferred) and a net decrease of $32,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $303,996,000 and $126,627,000, respectively, which generated $28,049,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.

47	American Funds Global Balanced Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$187,401	4,534	$262,443	6,571	$(351,409)	(8,542)	$98,435	2,563
Class C	13,311	323	7,407	186	(37,870)	(916)	(17,152)	(407)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,610	87	3,956	99	(8,834)	(214)	(1,268)	(28)
Class F-2	823,231	19,950	254,791	6,381	(452,659)	(11,023)	625,363	15,308
Class F-3	175,580	4,253	69,242	1,735	(135,124)	(3,278)	109,698	2,710
Class 529-A	19,446	470	16,001	401	(24,078)	(584)	11,369	287
Class 529-C	2,353	57	500	12	(2,973)	(72)	(120)	(3)
Class 529-E	404	10	500	13	(776)	(19)	128	4
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	5,383	131	2,763	69	(4,109)	(100)	4,037	100
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	136	3	143	4	(310)	(7)	(31)	— †
Class R-2	3,068	74	1,952	49	(3,639)	(89)	1,381	34
Class R-2E	326	8	193	5	(673)	(17)	(154)	(4)
Class R-3	4,057	99	2,880	72	(11,812)	(288)	(4,875)	(117)
Class R-4	3,249	79	1,984	49	(3,944)	(95)	1,289	33
Class R-5E	2,138	51	543	14	(1,588)	(39)	1,093	26
Class R-5	1,846	45	728	18	(3,716)	(91)	(1,142)	(28)
Class R-6	1,533,663	37,171	892,565	22,343	(1,193,869)	(28,988)	1,232,359	30,526
Total net increase (decrease)	$2,779,202	67,345	$1,518,594	38,022	$(2,237,383)	(54,362)	$2,060,413	51,005
Refer to the end of the table(s) for footnote(s).

American Funds Global Balanced Fund	48

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$278,168	7,154	$284,857	7,616	$(748,487)	(19,415)	$(185,462)	(4,645)
Class C	16,477	424	8,946	241	(66,019)	(1,715)	(40,596)	(1,050)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,349	164	4,494	120	(18,163)	(473)	(7,320)	(189)
Class F-2	1,357,554	34,971	231,891	6,182	(765,276)	(19,853)	824,169	21,300
Class F-3	311,076	8,044	68,313	1,823	(227,143)	(5,878)	152,246	3,989
Class 529-A	28,652	740	17,075	457	(51,396)	(1,332)	(5,669)	(135)
Class 529-C	2,728	71	571	15	(5,478)	(142)	(2,179)	(56)
Class 529-E	924	23	548	15	(2,242)	(58)	(770)	(20)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	11,796	308	2,888	77	(13,656)	(344)	1,028	41
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	588	16	170	5	(1,293)	(34)	(535)	(13)
Class R-2	6,001	155	1,921	52	(8,968)	(232)	(1,046)	(25)
Class R-2E	633	17	196	5	(638)	(17)	191	5
Class R-3	9,531	246	3,033	81	(13,009)	(339)	(445)	(12)
Class R-4	4,146	108	2,378	63	(13,477)	(348)	(6,953)	(177)
Class R-5E	2,837	72	528	14	(2,388)	(62)	977	24
Class R-5	3,724	97	1,016	27	(9,498)	(238)	(4,758)	(114)
Class R-6	2,053,226	52,921	880,255	23,455	(2,307,858)	(60,045)	625,623	16,331
Total net increase (decrease)	$4,094,410	105,531	$1,509,083	40,248	$(4,254,989)	(110,525)	$1,348,504	35,254
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $10,860,845,000 and $10,833,241,000, respectively, during the six months ended April 30, 2026.

49	American Funds Global Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2026[5,6]	$41.66	$.43	$1.86	$2.29	$(.47 )	$(1.59)	$(2.06)	$41.89	5.75%[7]	$5,585	.81%[8]	.81%[8]	2.11%[8]
10/31/2025	38.73	.90	4.21	5.11	(.86 )	(1.32)	(2.18)	41.66	13.92	5,446.81		.81	2.32
10/31/2024	32.54	.89	5.97	6.86	(.67 )	—	(.67 )	38.73	21.16	5,243.81		.81	2.39
10/31/2023	30.93	.79	1.38	2.17	(.56 )	—	(.56 )	32.54	6.97	4,782.82		.82	2.35
10/31/2022	39.99	.59	(7.43)	(6.84)	(.58 )	(1.64)	(2.22)	30.93	(17.99)	4,881.81		.81	1.68
10/31/2021	33.54	.62	6.45	7.07	(.62 )	—	(.62 )	39.99	21.16	6,402.82		.82	1.61
Class C:
4/30/2026[5,6]	41.57	.28	1.87	2.15	(.31 )	(1.59)	(1.90)	41.82	5.40 [7]	154	1.55 [8]	1.55 [8]	1.36 [8]
10/31/2025	38.64	.61	4.19	4.80	(.55 )	(1.32)	(1.87)	41.57	13.06	170	1.56	1.56	1.57
10/31/2024	32.47	.61	5.95	6.56	(.39 )	—	(.39 )	38.64	20.24	198	1.56	1.56	1.65
10/31/2023	30.85	.53	1.38	1.91	(.29 )	—	(.29 )	32.47	6.18	216	1.57	1.57	1.58
10/31/2022	39.91	.32	(7.41)	(7.09)	(.33 )	(1.64)	(1.97)	30.85	(18.60)	266	1.55	1.55	.92
10/31/2021	33.47	.34	6.43	6.77	(.33 )	—	(.33 )	39.91	20.26	417	1.55	1.55	.87
Class T:
4/30/2026[5,6]	41.56	.48	1.85	2.33	(.52 )	(1.59)	(2.11)	41.78	5.89 [7,9]	— [10]	.55 [8,9]	.55 [8,9]	2.36 [8,9]
10/31/2025	38.65	.99	4.19	5.18	(.95 )	(1.32)	(2.27)	41.56	14.18 [9]	— [10]	.55 [9]	.55 [9]	2.55 [9]
10/31/2024	32.48	.98	5.96	6.94	(.77 )	—	(.77 )	38.65	21.44 [9]	— [10]	.56 [9]	.56 [9]	2.65 [9]
10/31/2023	30.87	.88	1.38	2.26	(.65 )	—	(.65 )	32.48	7.25 [9]	— [10]	.54 [9]	.54 [9]	2.62 [9]
10/31/2022	39.93	.68	(7.43)	(6.75)	(.67 )	(1.64)	(2.31)	30.87	(17.73)[9]	— [10]	.54 [9]	.54 [9]	1.96 [9]
10/31/2021	33.49	.71	6.44	7.15	(.71 )	—	(.71 )	39.93	21.44 [9]	— [10]	.56 [9]	.56 [9]	1.85 [9]
Class F-1:
4/30/2026[5,6]	41.69	.42	1.87	2.29	(.46 )	(1.59)	(2.05)	41.93	5.75 [7]	82	.85 [8]	.85 [8]	2.07 [8]
10/31/2025	38.76	.88	4.21	5.09	(.84 )	(1.32)	(2.16)	41.69	13.85	83.85		.85	2.27
10/31/2024	32.56	.87	5.98	6.85	(.65 )	—	(.65 )	38.76	21.12	84.86		.86	2.34
10/31/2023	30.95	.78	1.37	2.15	(.54 )	—	(.54 )	32.56	6.90	86.86		.86	2.31
10/31/2022	40.01	.57	(7.43)	(6.86)	(.56 )	(1.64)	(2.20)	30.95	(18.02)	108.85		.85	1.64
10/31/2021	33.55	.61	6.45	7.06	(.60 )	—	(.60 )	40.01	21.11	153.85		.85	1.58
Class F-2:
4/30/2026[5,6]	41.67	.48	1.85	2.33	(.51 )	(1.59)	(2.10)	41.90	5.88 [7]	5,759	.59 [8]	.59 [8]	2.34 [8]
10/31/2025	38.74	.98	4.21	5.19	(.94 )	(1.32)	(2.26)	41.67	14.18	5,089.58		.58	2.53
10/31/2024	32.55	.98	5.97	6.95	(.76 )	—	(.76 )	38.74	21.43	3,906.58		.58	2.63
10/31/2023	30.94	.87	1.37	2.24	(.63 )	—	(.63 )	32.55	7.22	3,061.59		.59	2.58
10/31/2022	40.01	.67	(7.44)	(6.77)	(.66 )	(1.64)	(2.30)	30.94	(17.78)	2,750.58		.58	1.93
10/31/2021	33.55	.72	6.45	7.17	(.71 )	—	(.71 )	40.01	21.45	3,121.58		.58	1.86
Class F-3:
4/30/2026[5,6]	41.64	.50	1.86	2.36	(.54 )	(1.59)	(2.13)	41.87	5.94 [7]	1,487	.47 [8]	.47 [8]	2.45 [8]
10/31/2025	38.71	1.03	4.20	5.23	(.98 )	(1.32)	(2.30)	41.64	14.30	1,366.48		.48	2.65
10/31/2024	32.53	1.01	5.97	6.98	(.80 )	—	(.80 )	38.71	21.54	1,115.48		.48	2.72
10/31/2023	30.92	.90	1.38	2.28	(.67 )	—	(.67 )	32.53	7.34	861.48		.48	2.69
10/31/2022	39.99	.71	(7.44)	(6.73)	(.70 )	(1.64)	(2.34)	30.92	(17.70)	772.48		.48	2.02
10/31/2021	33.53	.76	6.44	7.20	(.74 )	—	(.74 )	39.99	21.58	960.48		.48	1.96
Class 529-A:
4/30/2026[5,6]	41.62	.43	1.86	2.29	(.46 )	(1.59)	(2.05)	41.86	5.76 [7]	338	.84 [8]	.84 [8]	2.08 [8]
10/31/2025	38.69	.89	4.20	5.09	(.84 )	(1.32)	(2.16)	41.62	13.88	325.83		.83	2.29
10/31/2024	32.52	.88	5.95	6.83	(.66 )	—	(.66 )	38.69	21.10	307.85		.85	2.36
10/31/2023	30.90	.78	1.38	2.16	(.54 )	—	(.54 )	32.52	6.93	276.86		.86	2.31
10/31/2022	39.97	.58	(7.44)	(6.86)	(.57 )	(1.64)	(2.21)	30.90	(17.99)	275.84		.84	1.66
10/31/2021	33.52	.61	6.44	7.05	(.60 )	—	(.60 )	39.97	21.12	349.85		.85	1.59
Refer to the end of the table(s) for footnote(s).

American Funds Global Balanced Fund	50

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2026[5,6]	$41.51	$.27	$1.86	$2.13	$(.30 )	$(1.59)	$(1.89)	$41.75	5.36%[7]	$11	1.59%[8]	1.59%[8]	1.32%[8]
10/31/2025	38.59	.59	4.19	4.78	(.54 )	(1.32)	(1.86)	41.51	13.00	11	1.60	1.60	1.52
10/31/2024	32.42	.59	5.95	6.54	(.37 )	—	(.37 )	38.59	20.21	13	1.60	1.60	1.61
10/31/2023	30.80	.51	1.38	1.89	(.27 )	—	(.27 )	32.42	6.09	15	1.62	1.62	1.53
10/31/2022	39.85	.30	(7.40)	(7.10)	(.31 )	(1.64)	(1.95)	30.80	(18.62)	19	1.60	1.60	.87
10/31/2021	33.42	.32	6.42	6.74	(.31 )	—	(.31 )	39.85	20.24	31	1.59	1.59	.83
Class 529-E:
4/30/2026[5,6]	41.59	.38	1.85	2.23	(.41 )	(1.59)	(2.00)	41.82	5.62 [7]	11	1.06 [8]	1.06 [8]	1.86 [8]
10/31/2025	38.66	.79	4.21	5.00	(.75 )	(1.32)	(2.07)	41.59	13.64	11	1.07	1.07	2.05
10/31/2024	32.49	.79	5.96	6.75	(.58 )	—	(.58 )	38.66	20.82	11	1.07	1.07	2.14
10/31/2023	30.88	.70	1.38	2.08	(.47 )	—	(.47 )	32.49	6.69	10	1.08	1.08	2.08
10/31/2022	39.93	.50	(7.42)	(6.92)	(.49 )	(1.64)	(2.13)	30.88	(18.18)	11	1.07	1.07	1.43
10/31/2021	33.49	.53	6.43	6.96	(.52 )	—	(.52 )	39.93	20.85	15	1.07	1.07	1.37
Class 529-T:
4/30/2026[5,6]	41.57	.47	1.86	2.33	(.51 )	(1.59)	(2.10)	41.80	5.88 [7,9]	— [10]	.60 [8,9]	.60 [8,9]	2.32 [8,9]
10/31/2025	38.66	.98	4.19	5.17	(.94 )	(1.32)	(2.26)	41.57	14.14 [9]	— [10]	.59 [9]	.59 [9]	2.52 [9]
10/31/2024	32.48	.97	5.96	6.93	(.75 )	—	(.75 )	38.66	21.42 [9]	— [10]	.61 [9]	.61 [9]	2.62 [9]
10/31/2023	30.87	.86	1.38	2.24	(.63 )	—	(.63 )	32.48	7.18 [9]	— [10]	.61 [9]	.61 [9]	2.55 [9]
10/31/2022	39.93	.66	(7.42)	(6.76)	(.66 )	(1.64)	(2.30)	30.87	(17.79)[9]	— [10]	.59 [9]	.59 [9]	1.89 [9]
10/31/2021	33.49	.70	6.43	7.13	(.69 )	—	(.69 )	39.93	21.42 [9]	— [10]	.61 [9]	.61 [9]	1.80 [9]
Class 529-F-1:
4/30/2026[5,6]	41.62	.46	1.86	2.32	(.50 )	(1.59)	(2.09)	41.85	5.84 [7,9]	— [10]	.66 [8,9]	.66 [8,9]	2.26 [8,9]
10/31/2025	38.70	.95	4.20	5.15	(.91 )	(1.32)	(2.23)	41.62	14.07 [9]	— [10]	.66 [9]	.66 [9]	2.45 [9]
10/31/2024	32.52	.94	5.97	6.91	(.73 )	—	(.73 )	38.70	21.31 [9]	— [10]	.67 [9]	.67 [9]	2.53 [9]
10/31/2023	30.92	.83	1.37	2.20	(.60 )	—	(.60 )	32.52	7.09 [9]	— [10]	.68 [9]	.68 [9]	2.47 [9]
10/31/2022	39.98	.64	(7.43)	(6.79)	(.63 )	(1.64)	(2.27)	30.92	(17.87)[9]	— [10]	.67 [9]	.67 [9]	1.83 [9]
10/31/2021	33.53	.69	6.45	7.14	(.69 )	—	(.69 )	39.98	21.40 [9]	— [10]	.65 [9]	.65 [9]	1.80 [9]
Class 529-F-2:
4/30/2026[5,6]	41.65	.48	1.86	2.34	(.52 )	(1.59)	(2.11)	41.88	5.89 [7]	59	.57 [8]	.57 [8]	2.36 [8]
10/31/2025	38.72	.99	4.21	5.20	(.95 )	(1.32)	(2.27)	41.65	14.19	54.57		.57	2.55
10/31/2024	32.53	.98	5.97	6.95	(.76 )	—	(.76 )	38.72	21.45	49.58		.58	2.63
10/31/2023	30.92	.87	1.38	2.25	(.64 )	—	(.64 )	32.53	7.20	43.57		.57	2.59
10/31/2022	39.99	.67	(7.44)	(6.77)	(.66 )	(1.64)	(2.30)	30.92	(17.78)	38.57		.57	1.93
10/31/2021	33.54	.71	6.44	7.15	(.70 )	—	(.70 )	39.99	21.43	46.60		.60	1.84
Class 529-F-3:
4/30/2026[5,6]	41.64	.49	1.86	2.35	(.53 )	(1.59)	(2.12)	41.87	5.91 [7]	— [10]	.52 [8]	.52 [8]	2.39 [8]
10/31/2025	38.72	1.00	4.20	5.20	(.96 )	(1.32)	(2.28)	41.64	14.21	— [10]	.53	.53	2.58
10/31/2024	32.54	.99	5.97	6.96	(.78 )	—	(.78 )	38.72	21.46	— [10]	.54	.54	2.67
10/31/2023	30.93	.88	1.38	2.26	(.65 )	—	(.65 )	32.54	7.26	— [10]	.55	.55	2.62
10/31/2022	40.00	.69	(7.45)	(6.76)	(.67 )	(1.64)	(2.31)	30.93	(17.75)	— [10]	.54	.54	1.97
10/31/2021	33.54	.73	6.45	7.18	(.72 )	—	(.72 )	40.00	21.50	— [10]	.59	.54	1.90
Class R-1:
4/30/2026[5,6]	41.59	.28	1.87	2.15	(.32 )	(1.59)	(1.91)	41.83	5.39 [7]	3	1.55 [8]	1.55 [8]	1.38 [8]
10/31/2025	38.65	.62	4.19	4.81	(.55 )	(1.32)	(1.87)	41.59	13.08	3	1.54	1.54	1.61
10/31/2024	32.48	.62	5.96	6.58	(.41 )	—	(.41 )	38.65	20.29	3	1.54	1.54	1.67
10/31/2023	30.87	.54	1.38	1.92	(.31 )	—	(.31 )	32.48	6.20	4	1.55	1.55	1.62
10/31/2022	39.92	.34	(7.42)	(7.08)	(.33 )	(1.64)	(1.97)	30.87	(18.58)	3	1.52	1.52	.96
10/31/2021	33.49	.35	6.42	6.77	(.34 )	—	(.34 )	39.92	20.27	5	1.55	1.55	.90
Refer to the end of the table(s) for footnote(s).

51	American Funds Global Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2026[5,6]	$41.44	$.28	$1.85	$2.13	$(.32 )	$(1.59)	$(1.91)	$41.66	5.36%[7]	$44	1.55%[8]	1.55%[8]	1.38%[8]
10/31/2025	38.53	.61	4.19	4.80	(.57 )	(1.32)	(1.89)	41.44	13.09	42	1.55	1.55	1.57
10/31/2024	32.39	.62	5.93	6.55	(.41 )	—	(.41 )	38.53	20.26	40	1.55	1.55	1.66
10/31/2023	30.78	.54	1.38	1.92	(.31 )	—	(.31 )	32.39	6.18	37	1.55	1.55	1.62
10/31/2022	39.83	.33	(7.40)	(7.07)	(.34 )	(1.64)	(1.98)	30.78	(18.58)	40	1.55	1.55	.96
10/31/2021	33.41	.34	6.42	6.76	(.34 )	—	(.34 )	39.83	20.26	51	1.56	1.56	.88
Class R-2E:
4/30/2026[5,6]	41.52	.33	1.87	2.20	(.37 )	(1.59)	(1.96)	41.76	5.54 [7]	4	1.28 [8]	1.28 [8]	1.64 [8]
10/31/2025	38.61	.72	4.19	4.91	(.68 )	(1.32)	(2.00)	41.52	13.39	4	1.27	1.27	1.85
10/31/2024	32.45	.72	5.94	6.66	(.50 )	—	(.50 )	38.61	20.57	4	1.28	1.28	1.94
10/31/2023	30.84	.63	1.38	2.01	(.40 )	—	(.40 )	32.45	6.49	4	1.28	1.28	1.89
10/31/2022	39.89	.43	(7.43)	(7.00)	(.41 )	(1.64)	(2.05)	30.84	(18.38)	3	1.28	1.28	1.24
10/31/2021	33.46	.45	6.43	6.88	(.45 )	—	(.45 )	39.89	20.59	3	1.28	1.28	1.17
Class R-3:
4/30/2026[5,6]	41.57	.37	1.86	2.23	(.40 )	(1.59)	(1.99)	41.81	5.62 [7]	57	1.11 [8]	1.11 [8]	1.80 [8]
10/31/2025	38.65	.78	4.20	4.98	(.74 )	(1.32)	(2.06)	41.57	13.58	62	1.11	1.11	2.01
10/31/2024	32.48	.78	5.95	6.73	(.56 )	—	(.56 )	38.65	20.79	58	1.11	1.11	2.09
10/31/2023	30.87	.69	1.38	2.07	(.46 )	—	(.46 )	32.48	6.63	50	1.12	1.12	2.06
10/31/2022	39.92	.48	(7.42)	(6.94)	(.47 )	(1.64)	(2.11)	30.87	(18.21)	49	1.11	1.11	1.39
10/31/2021	33.48	.50	6.44	6.94	(.50 )	—	(.50 )	39.92	20.79	63	1.12	1.12	1.31
Class R-4:
4/30/2026[5,6]	41.65	.43	1.87	2.30	(.47 )	(1.59)	(2.06)	41.89	5.78 [7]	42	.81 [8]	.81 [8]	2.11 [8]
10/31/2025	38.72	.90	4.20	5.10	(.85 )	(1.32)	(2.17)	41.65	13.90	41.82		.82	2.31
10/31/2024	32.54	.89	5.96	6.85	(.67 )	—	(.67 )	38.72	21.14	44.82		.82	2.39
10/31/2023	30.93	.79	1.38	2.17	(.56 )	—	(.56 )	32.54	6.97	39.82		.82	2.35
10/31/2022	39.99	.59	(7.44)	(6.85)	(.57 )	(1.64)	(2.21)	30.93	(17.97)	38.81		.81	1.68
10/31/2021	33.53	.62	6.45	7.07	(.61 )	—	(.61 )	39.99	21.14	50.82		.82	1.61
Class R-5E:
4/30/2026[5,6]	41.61	.47	1.86	2.33	(.51 )	(1.59)	(2.10)	41.84	5.86 [7]	12	.63 [8]	.63 [8]	2.32 [8]
10/31/2025	38.69	.96	4.20	5.16	(.92 )	(1.32)	(2.24)	41.61	14.11	11.63		.63	2.49
10/31/2024	32.51	.96	5.96	6.92	(.74 )	—	(.74 )	38.69	21.37	9.63		.63	2.59
10/31/2023	30.90	.86	1.37	2.23	(.62 )	—	(.62 )	32.51	7.17	7.63		.63	2.55
10/31/2022	39.96	.65	(7.43)	(6.78)	(.64 )	(1.64)	(2.28)	30.90	(17.82)	6.63		.63	1.86
10/31/2021	33.51	.70	6.44	7.14	(.69 )	—	(.69 )	39.96	21.39	8.63		.63	1.80
Class R-5:
4/30/2026[5,6]	41.72	.49	1.87	2.36	(.53 )	(1.59)	(2.12)	41.96	5.92 [7]	13	.53 [8]	.53 [8]	2.38 [8]
10/31/2025	38.78	1.02	4.20	5.22	(.96 )	(1.32)	(2.28)	41.72	14.24	14.53		.53	2.62
10/31/2024	32.59	1.00	5.97	6.97	(.78 )	—	(.78 )	38.78	21.51	18.53		.53	2.69
10/31/2023	30.97	.89	1.38	2.27	(.65 )	—	(.65 )	32.59	7.27	16.53		.53	2.64
10/31/2022	40.05	.69	(7.45)	(6.76)	(.68 )	(1.64)	(2.32)	30.97	(17.74)	20.52		.52	1.96
10/31/2021	33.58	.75	6.45	7.20	(.73 )	—	(.73 )	40.05	21.49	27.53		.53	1.93
Class R-6:
4/30/2026[5,6]	41.69	.50	1.86	2.36	(.54 )	(1.59)	(2.13)	41.92	5.93 [7]	18,749	.47 [8]	.47 [8]	2.45 [8]
10/31/2025	38.75	1.03	4.21	5.24	(.98 )	(1.32)	(2.30)	41.69	14.32	17,371.48		.48	2.64
10/31/2024	32.56	1.02	5.97	6.99	(.80 )	—	(.80 )	38.75	21.55	15,516.48		.48	2.74
10/31/2023	30.95	.90	1.38	2.28	(.67 )	—	(.67 )	32.56	7.33	15,048.48		.48	2.69
10/31/2022	40.02	.71	(7.44)	(6.73)	(.70 )	(1.64)	(2.34)	30.95	(17.71)	13,034.48		.48	2.03
10/31/2021	33.56	.76	6.44	7.20	(.74 )	—	(.74 )	40.02	21.59	14,265.48		.48	1.96
Refer to the end of the table(s) for footnote(s).

American Funds Global Balanced Fund	52

Financial highlights (continued)

Portfolio turnover rate for all share classes[11,12]	Six months ended April 30, 2026[5,6,7,13]	Year ended October 31,
		2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	30%	50%	44%	44%	43%	56%
Including mortgage dollar roll transactions	43%	69%	114%	91%	61%	69%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

53	American Funds Global Balanced Fund

Changes in and disagreements with accountants

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended October 31, 2025.
During the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

American Funds Global Balanced Fund	54

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
714,393,794
Total shares voting on November 25, 2025:
674,177,099 (94.4% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	669,625,644	99.3%	4,551,455	0.7%
Mathews Cherian	669,732,302	99.3%	4,444,797	0.7%
John G. Freund	669,498,276	99.3%	4,678,823	0.7%
Pablo R. González Guajardo	635,893,555	94.3%	38,283,544	5.7%
Pedro J. Greer, Jr.	669,629,564	99.3%	4,547,535	0.7%
Merit E. Janow	669,707,464	99.3%	4,469,635	0.7%
William D. Jones	669,691,228	99.3%	4,485,871	0.7%
Earl Lewis, Jr.	669,673,466	99.3%	4,503,633	0.7%
Kenneth M. Simril	669,604,861	99.3%	4,572,238	0.7%
Christopher E. Stone	669,783,833	99.3%	4,393,266	0.7%
Kathy J. Williams	669,803,849	99.4%	4,373,250	0.6%
Amy Zegart	669,943,690	99.4%	4,233,409	0.6%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

55	American Funds Global Balanced Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objectives. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Global Balanced Fund	56

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

57	American Funds Global Balanced Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T's reports on the fund's financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended October 31, 2025.

During the fund's fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Global Balanced Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: July 08, 2026